UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549
                                   FORM N-Q
            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number: 811-05010
                             THE HUNTINGTON FUNDS
              (Exact name of registrant as specified in charter)
           5800 Corporate Drive Pittsburgh, Pennsylvania 15237-7010
             (Address of principal executive offices) (Zip code)
                             Ronald J. Corn, Esq.
                         The Huntington National Bank
                             41 South High Street
                             Columbus, Ohio 43287
                   (Name and address of agent for service)

                                  Copies to:
                           David C. Mahaffey, Esq.
                             Sullivan & Worcester
                             1666 K Street, N.W.
                             Washington, DC 20006

Registrant's telephone number, including area code: 1-800-253-0412

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006


Item 1. Schedule of Investments.

Huntington Florida Tax-Free Money Fund
Portfolio of Investments                                         March 31, 2006
(Unaudited)


        Principal  Security
         Amount   Description                                                      Value

Municipal Bonds  (98.5%):
Florida  (98.5%):
         $750,000  Alachua County, FL, Health                              $      750,000
                   Facilities Authority Revenue, 3.180%,
                    12/1/12 **
          100,000  Broward County, FL, Educational                                100,000
                   Facilities Authority Revenue, 3.180%,
                    4/1/24 **
        1,100,000  Broward County, FL, Educational                              1,100,000
                   Facilities Authority Revenue, 3.170%,
                    11/1/31 **
          400,000  Broward County, FL, G.O., 5.000%,                              405,026
                   1/1/07 **
          850,000  Broward County, FL, Housing                                    850,000
                   Finance Authority Multifamily
                   Revenue, 3.170%, 5/15/27
          330,000  Broward County, FL, School Board,                              330,000
                   Certificate Participation (FSA Ins),
                   3.180%, 7/1/21
          250,000  Charlotte County, FL, Utility                                  250,000
                   Revenue, Series B, 3.180%, 10/1/21
        1,000,000  Collier County, FL, Educational                              1,000,000
                   Facilities Revenue, 3.170%, 4/1/28 **
        1,700,000  Collier County, FL, Health Facilities                        1,700,000
                   Authority Revenue, 3.160%, 1/1/35 **
          500,000  Dade County, FL, Water & Sewer                                 500,000
                   Systems Revenue (FGIC Ins),
                   3.160%, 10/5/22 **
          295,000  Flagler County, FL, Public                                     295,143
                   Improvements, G.O., 3.000%,
                   7/1/06
          250,000  Florida State Board of Education,                              250,552
                   G.O., 4.000%, 6/1/06
          500,000  Florida State Board of Education,                              506,663
                   G.O., 5.200%, 6/1/08
        1,000,000  Florida State Board of Education,                            1,013,013
                   Series B, G.O., 5.000%, 1/1/07
          375,000  Fort Lauderdale, FL, Crest Prep                                375,000
                   School Project Revenue, (FSA Ins),
                   3.180%, 6/1/32
        1,000,000  Gulf Coast University, FL, Capital                           1,000,000
                   Improvements Revenue, 3.200%,
                   12/1/33 **
          800,000  Highlands County, FL, Health                                   800,000
                   Facilities Authority Revenue, 3.180%,
                    12/1/26 **
          500,000  Hillsborough County, FL, Aviation                              500,000
                   Authority Refunding Revenue,
                   3.250%, 12/1/30 **
        1,100,000  Jacksonville, FL, Electric Authority                         1,100,000
                   Revenue, Series B, 3.150%, 10/1/34 **
        1,150,000  Jacksonville, FL, Health Facilities                          1,150,000
                   Authority Revenue, 3.180%, 10/1/15 **
          500,000  Jacksonville, FL, Health Facilities                            500,000
                   Authority Revenue, 3.150%, 8/15/19 **
          415,000  Jacksonville, FL, Health Facilities                            415,000
                   Authority Revenue, 3.140%, 8/15/21 **
          800,000  Jacksonville, FL, Health Facilities                            800,000
                   Authority Revenue, 3.180%, 8/15/33 **
          300,000  Jacksonville, FL, Health Facilities                            300,000
                   Authority Revenue, Genesis
                   Rehabilitation Hospital,, 3.170%,
                   5/1/21 **

          575,000  Lakeland, FL, Electric & Water                                 592,666
                   Revenue, 5.500%, 10/1/26
          700,000  Maitland, FL, G.O., 3.000%, 7/1/06                             700,717
        1,000,000  Miami-Dade County, FL, School                                1,005,505
                   Board, Series C, Certificate
                   Participation (MBIA Ins), 5.000%,
                   8/1/06

        1,000,000  Miami-Dade County, FL, School                                1,001,721
                   District, G.O., BAN, 4.000%, 6/27/06
        1,000,000  North Broward County, FL, Hospital                           1,000,000
                   District Revenue (MBIA Ins), 3.160%,
                   1/15/27
          400,000  Orange County, FL, School Board,                               400,000
                   Series B, 3.150%, 8/1/27
          500,000  Orange County, FL, School District                             503,345
                   Revenue, 4.500%, 9/15/06
        1,200,000  Orlando & Orange County                                      1,200,000
                   Expressway Authority Revenue,
                   Subseries C (AMBAC Ins), 3.150%,
                   7/1/40

        1,100,000  Orlando & Orange County, FL,                                 1,100,000
                   Expressway Revenue, 3.150%, 7/1/25 **
          500,000  Palm Beach County, FL, Housing                                 500,000
                   Finance Authority Revenue, 3.180%,
                   11/1/07
          200,000  Palm Beach County, FL, Revenue,                                200,000
                   3.200%, 5/1/25 **
        1,050,000  Palm Beach County, FL, Revenue,                              1,050,000
                   3.200%, 3/1/30 **
          700,000  Palm Beach County, FL, Revenue,                                700,000
                   3.210%, 11/1/36 **
          600,000  Palm Beach County, FL, School                                  600,000
                   Board Certificate Participation
                   Revenue, Series B, 3.170%, 8/1/27
          750,000  Pinellas County, FL, Health                                    751,403
                   Facilities Authority Revenue, 4.000%,
                    6/30/06
          700,000  Pinellas County, FL, Health                                    700,000
                   Facilities Authority Revenue, 3.180%,
                    12/1/15 **
        1,200,000  Pinellas County, FL, Health                                  1,200,000
                   Facilitiess Authority Revenue,
                   3.180%, 7/1/34 **
          500,000  Sarasota County, FL, Health                                    500,000
                   Facilities Authority Revenue, 3.190%,
                    7/1/35 **
          250,000  Tampa Bay, FL, Water Utility                                   251,715
                   Systems Revenue (FGIC Ins),
                   4.600%, 10/1/06
          800,000  The University of North Florida                                800,000
                   Foundation, Inc. Revenue (LOC-First
                   Union National Bank), 3.230%, 5/1/28 **

          100,000  Volusia County, FL, Housing                                    100,000
                                                                                  -------
                   Finance Authority Refunding
                   Revenue, 3.180%, 1/15/32
                                                                               30,847,469
                                                                               ----------
Total Municipal Bonds (Cost $30,847,469)                                       30,847,469
                                                                               ----------

Cash Equivalent  (1.1%):
          346,387  Fidelity Institutional Tax-Exempt                              346,387
                                                                                  -------
                   Fund

Total Cash Equivalent (Cost $346,387)                                             346,387
                                                                                  -------


Total Investments (Cost $31,193,856) (a)  - 99.6%                              31,193,856
Other assets in excess of liabilities - 0.4%                                      116,935
                                                                               ----------

NET ASSETS - 100.0%                                                    $       31,310,791
                                                                               ==========
------------
See Notes to Portfolio of Investments.

Huntington Money Market Fund
Portfolio of Investments                                          March 31, 2006
(Unaudited)


        Principal  Security
         Amount   Description                                                      Value

U.S. Government Agencies  (84.2%):
Federal Agricultural Mortgage Corporation  (18.3%):
      $15,000,000  4.330%, 4/6/06                                      $       14,990,979
       15,000,000  4.390%, 4/21/06                                             14,963,417
       20,000,000  4.450%, 4/25/06                                             19,940,667
       15,000,000  4.480%, 4/28/06                                             14,949,600
       12,875,000  4.520%, 5/5/06                                              12,820,038
       15,000,000  4.550%, 5/12/06                                             14,922,271
       15,000,000  4.580%, 5/30/06                                             14,887,408
       20,000,000  4.750%, 6/29/06                                             19,765,139
       15,000,000  4.750%, 6/30/06                                             14,821,875
                                                                               ----------
                                                                              142,061,394
                                                                              -----------
Federal Farm Credit Bank  (5.8%):
       15,000,000  4.580%, 4/20/06                                             14,963,741
       15,000,000  4.540%, 5/3/06                                              14,939,467
       15,000,000  4.620%, 5/23/06                                             14,899,900
                                                                               ----------
                                                                               44,803,108
                                                                               ----------
Federal Home Loan Bank  (23.3%):
       10,000,000  4.410%, 4/3/06                                               9,997,550
       15,000,000  4.330%, 4/7/06                                              14,989,175
       15,000,000  4.460%, 4/10/06                                             14,983,275
       20,000,000  4.580%, 4/12/06                                             19,972,011
       15,000,000  4.490%, 4/21/06                                             14,962,583
       29,286,000  4.510%, 4/26/06                                             29,194,231
       15,000,000  4.610%, 5/16/06                                             14,913,563
       10,000,000  4.550%, 5/24/06                                              9,933,014
       12,521,000  4.600%, 5/26/06                                             12,433,005
       10,000,000  4.660%, 6/14/06                                             10,000,000
       30,000,000  4.430% - 4.460%, 4/17/06                                    29,940,733
                                                                               ----------
                                                                              181,319,140
                                                                              -----------
Federal Home Loan Mortgage Corporation  (26.6%):
       20,000,000  4.500%, 4/3/06                                              19,995,000
       15,000,000  4.350%, 4/4/06                                              14,994,563
       10,000,000  4.440%, 4/13/06                                              9,985,200
       15,000,000  4.390%, 4/18/06                                             14,968,904
       15,000,000  4.650%, 4/25/06                                             14,953,500
       15,000,000  4.520%, 5/1/06                                              14,943,500
       15,000,000  4.560%, 5/2/06                                              14,941,100
       10,000,000  4.560%, 5/23/06                                              9,934,206
       20,000,000  4.590%, 5/30/06                                             19,849,550
       15,000,000  4.610%, 6/5/06                                              14,875,146
       32,000,000  4.350% - 4.460%, 4/11/06                                    31,960,813
       25,000,000  4.640% - 4.650%, 6/6/06                                     24,787,150
                                                                               ----------
                                                                              206,188,632
                                                                              -----------
Federal National Mortgage Association  (10.2%):
       15,000,000  4.430%, 4/5/06                                              14,992,617
       15,000,000  4.470%, 4/19/06                                             14,966,475
       15,000,000  4.570%, 5/8/06                                              14,929,546
       15,000,000  4.590%, 5/24/06                                             14,898,638
       20,000,000  4.740%, 6/21/06                                             19,786,924
                                                                               ----------
                                                                               79,574,200
                                                                               ----------
Total U.S. Government Agencies (Cost $653,946,474)                            653,946,474
                                                                              -----------

Commercial Paper  (9.6%):
Financials  (9.6%):
       20,000,000  Bank of America Corp., 4.520%,                              19,992,467
                   4/4/06
       15,000,000  General Electric Capital Corp.,                             14,922,333
                   4.660%, 5/11/06
       15,000,000  International Bank for                                      14,982,638
                   Reconstruction & Development,
                   4.630%, 4/10/06
       25,000,000  Morgan Stanley & Co., 4.750%,                               24,986,805
                                                                               ----------
                   4/5/06

Total Commercial Paper (Cost $74,884,243)                                      74,884,243
                                                                               ----------

Repurchase Agreements  (6.0%):
       46,369,900  Morgan Stanley & Co., 4.680%,                               46,369,900
                                                                               ----------
                   dated 3/31/06, due 4/3/06, repurchase
                    price $46,387,984 (Fully collateralized
                    by U.S. Treasury securities)

Total Repurchase Agreements (Cost $46,369,900)                                 46,369,900
                                                                               ----------

Cash Equivalent  (0.5%):
        4,000,000  Meeder Institutional Money Market                            4,000,000
                                                                                ---------
                   Fund

Total Cash Equivalent (Cost $4,000,000)                                         4,000,000
                                                                                ---------


Total Investments (Cost $779,200,617) (a) - 100.3%                            779,200,617
Liabilities in excess of other assets - (0.3)%                                (2,647,900)
                                                                               ----------

NET ASSETS   -   100.0%                                                $      776,552,717
                                                                              ===========
------------
See Notes to Portfolio of Investments.

Huntington Ohio Municipal Money Market Fund
Portfolio of Investments                                                   March 31, 2006
(Unaudited)


        Principal  Security
         Amount   Description                                                      Value

Municipal Bonds  (96.9%):
       $1,600,000  Akron, OH, Hospital District                        $        1,600,000
                   Revenue, Series B, (LOC - Bank One
                   N.A.), 3.190%, 11/1/34 **
        2,000,000  Ashland, OH, Various Purpose                                 2,002,872
                   Improvement Notes, G.O., 4.000%,
                   5/25/06
          150,000  Bedford, OH, General Receipts,                                 150,106
                   G.O. BAN, 3.500%, 11/2/06
        1,200,000  Bexley, OH, G.O., BAN, 3.250%,                               1,200,369
                   5/4/06
          475,000  Brunswick, OH, G.O., 4.000%,                                   476,887
                   9/14/06
        1,990,000  Brunswick, OH, Storm Water                                   1,993,506
                   Drainage Systems Notes, G.O.,
                   4.250%, 5/24/06
        3,215,000  Butler County, OH, Capital Funding                           3,215,000
                   Revenue, Series A, (LOC - U.S.
                   Bank), 3.190%, 6/1/35  **
          600,000  Butler County, OH, Hospital                                    600,000
                   Facilities Revenue, (Middletown
                   Regional Hospital), (LOC - JP Morgan
                   Chase Bank), 3.190%, 11/1/10 **

        3,000,000  Canal Winchester, OH, Local School                           3,020,121
                    District, Series C, G.O., 4.350%,
                   11/28/06
        1,800,000  Cincinnati & Hamilton County, OH,                            1,800,000
                   Port Authority Revenue, Kenwood
                   Office Associate Project, (LOC - Fifth
                    Third Bank), 3.240%, 9/1/25 **

        2,400,000  Cleveland, OH, Airport System                                2,400,000
                   Revenue, (FSA Ins), 3.180%, 1/1/31 **
        1,000,000  Cleveland, OH, Cuyahoga County                               1,000,000
                   Port Authority Revenue, 3.220%,
                   1/1/34 **
        2,010,000  Cleveland, OH, Income Tax                                    2,010,000
                   Revenue, (AMBAC Ins), 3.100%,
                   5/15/24 **
        1,300,000  Cleveland, OH, Waterworks                                    1,300,000
                   Revenue, (FGIC Ins), 3.150%, 1/1/33**
        5,000,000  Cleveland, OH, Waterworks                                    5,000,000
                   Revenue, Series M (FSA Ins),
                   3.150%, 1/1/33
          700,000  Columbus, OH, Airport Authority                                700,000
                   Revenue, (LOC- U.S. Bank), 3.190%,
                   7/1/35 **
        4,350,000  Columbus, OH, Regulation Airport                             4,350,000
                   Authority Revenue, (LOC- U.S.
                   Bank), 3.190%, 3/1/34 **
        2,600,000  Columbus, OH, Sewer                                          2,600,000
                   Improvements Refunding Revenue,
                   3.170%, 6/1/11 **
          650,000  Dover, OH, Sewer Improvements,                                 651,037
                   G.O., 3.500%, 10/19/06
          500,000  Fairfield County, OH, G.O., 3.500%,                            500,798
                    10/19/06
          422,000  Fairfield County, OH, G.O., BAN,                               423,293
                   3.850%, 12/14/06
          700,000  Fairfield County, OH, Wastewater                               705,719
                   Systems, G.O. BAN, 4.000%, 4/5/07
        2,000,000  Fairfield County, OH, Wastewater                             2,007,620
                   Systems, G.O., BAN, 4.000%,
                   8/30/06
          900,000  Fairfield County, OH, Water System                             900,078
                    Improvements, G.O., BAN, 3.300%,
                   4/6/06
        2,965,000  Franklin County, OH, Hospital                                2,965,000
                   Revenue, 3.170%, 12/1/20 **
          100,000  Franklin County, OH, Hospital                                  100,000
                   Revenue, Ohio Health Corp., Series
                   D, (LOC - National City Bank),
                   3.180%, 7/1/29 **

        8,000,000  Franklin County, OH, Hospital                                8,000,000
                   Revenue, U.S. Health Corp., Series
                   A, (LOC - Citibank N.A.), 3.170%,
                   12/1/21 **

        1,800,000  Franklin County, OH, Industrial                              1,800,000
                   Development Revenue, (LOC - JP
                   Morgan Chase Bank), 3.410%, 11/1/14  **

          510,000  Franklin County, OH, Revenue,                                  510,000
                   Series C-2, (FGIC Ins), 3.200%,
                   12/1/38 **
        1,000,000  Geauga County, OH, Health Care                               1,000,000
                   Facilities, Heather Hill Inc. Project,
                   Series B, 3.180%, 7/1/23 **
          425,000  Greene County, OH, G.O. BAN,                                   429,073
                   4.500%, 2/21/07
        1,040,000  Greene County, OH, G.O., BAN,                                1,041,969
                   3.500%, 8/16/06
        2,300,000  Hamilton County, OH, Economic                                2,300,000
                   Development Revenue, Xavier High
                   School Project, (LOC - Fifth Third
                   Bank), 3.170%, 4/1/28 **

        1,180,000  Hamilton County, OH, Hospital                                1,180,000
                   Facilities Revenue, 3.170%, 5/15/28 **
        4,220,000  Hamilton County, OH, Hospital                                4,220,000
                   Facilities Revenue, Health Alliance,
                   Series F, 3.190%, 1/1/18 **
          250,000  Hamilton County, OH, Hospital                                  250,000
                   Facilities Revenue, Health Alliance,
                   Series B, (MBIA Ins), 3.190%, 1/1/18 **

        2,000,000  Hamilton County, OH, Industrial                              2,000,000
                   Development Revenue, 3.310%,
                   10/15/12 **
          845,000  Hamilton County, OH, Parking                                   845,000
                   Facility Improvements Revenue,
                   (LOC - U.S. Bank), 3.170%, 12/1/26 **
        1,865,000  Harrison Township, OH, Public                                1,865,000
                   Improvements Revenue, (LOC - Fifth
                    Third Bank), 3.210%, 12/1/24 **
        2,000,000  Huron County, OH, Hospital                                   2,000,000
                   Facilities Revenue, (Fisher-Titus
                   Medical Center), Series A, (LOC -
                   National City Bank), 3.190%, 12/1/27 **
        4,795,000  Kent State University, OH, Ohio                              4,795,000
                   Universities Revenue, (General
                   Receipts), (MBIA Ins), 3.170%, 5/1/31 **

        1,180,000  Kent, OH, G.O., BAN, 4.000%,                                 1,185,666
                   10/19/06
          750,000  Mason, OH, City School District,                               757,346
                   G.O. BAN, 4.500%, 2/8/07
        1,925,000  Mason, OH, Public Improvements,                              1,930,940
                   G.O., BAN, 4.000%, 6/29/06
          500,000  Miami Trace, OH, Local School                                  501,101
                   District, G.O. BAN, 4.000%, 7/18/06
        1,000,000  Mount Vernon, OH, G.O. BAN,                                  1,003,472
                   3.950%, 3/22/07
        1,000,000  Oakwood, OH, Capital Facilities,                             1,008,738
                   G.O. BAN, 4.500%, 3/15/07
        1,125,000  Ohio State Air Quality Development                           1,125,000
                   Authority Refunding Revenue, Timken
                    Project, (LOC - Fifth Third Bank),
                   3.350%, 11/1/25

        1,650,000  Ohio State Air Quality Development                           1,650,000
                   Authority Revenue, Ohio Edison
                   Project, Series A, 3.170%, 2/1/14 **
        4,450,000  Ohio State Air Quality Development                           4,450,000
                   Authority Revenue, Series C, (LOC -
                   Wachovia Bank), 3.140%, 6/1/23
        2,450,000  Ohio State Air Quality Development                           2,450,000
                   Authority, G.O., Series B, 3.090%,
                   3/15/25 **
        3,150,000  Ohio State Higher Education                                  3,150,000
                   Facilities Commission Revenue, John
                    Carroll, Series B, (LOC - Allied Irish
                   Bank PLC), 3.190%, 2/1/32 **

        1,125,000  Ohio State Higher Education                                  1,125,000
                   Facilities Commission Revenue,
                   Kenyon College Project, (LOC -
                   National City Bank), 3.220%, 11/1/35 **
          185,000  Ohio State Higher Education                                    185,000
                   Facilities Common Revenue, (Various
                    Higher Educational - Pooled Financing
                    PG), (LOC - Fifth Third Bank),
                   3.280%, 9/1/24

        2,285,000  Ohio State Higher Education                                  2,285,000
                   Facilities Revenue, (LOC- Fifth Third
                   Bank), 3.280%, 9/1/25
        1,500,000  Ohio State Higher Education                                  1,500,000
                   Facilities Revenue, John Carroll
                   University, (LOC - Allied Irish Bank
                   PLC), 3.190%, 11/15/31

        3,625,000  Ohio State Higher Education                                  3,625,000
                   Facilities Revenue, Xavier University,
                    (LOC - Fifth Third Bank), 3.140%,
                   11/1/30
        1,400,000  Ohio State Higher Education                                  1,400,000
                   Facilities, (LOC - Fifth Third Bank),
                   3.220%, 9/1/27
        2,200,000  Ohio State Higher Educational                                2,200,000
                   Facilities Revenue, Marietta College
                   Project, 3.190%, 12/1/24 **
        6,360,000  Ohio State University General                                6,360,000
                   Receipts Revenue, (Various), 3.130%,
                    12/1/27
        2,100,000  Ohio State University General                                2,100,000
                   Receipts Revenue, (Various), 3.130%,
                   12/1/17**
        3,000,000  Ohio State University Higher                                 3,000,000
                   Educational Facilities Revenue,
                   Oberlin College Project, Series A (LOC
                    - JP Morgan Chase Bank), 3.180%,
                   10/1/29 **

        1,990,000  Ohio State University Higher                                 1,990,000
                   Educational Facilities Revenue, Xavier
                    University Project, (Various) (LOC -
                   U.S. Bank N.A.), 3.140%, 5/1/15 **

        1,805,000  Ohio State University, General                               1,805,000
                   Receipts Revenue, 3.130%, 12/1/07 **
        1,305,000  Ohio State University, Infrastructure                        1,305,000
                    Improvements, Series B, 3.170%,
                   8/1/21 **
        2,000,000  Ohio State University, Infrastructure                        2,000,000
                    Improvements, Series B, G.O.,
                   3.180%, 8/1/17 **
        4,900,000  Ohio State University, School                                4,900,000
                   Improvements, G.O., Series A,
                   3.170%, 3/15/25 **
          500,000  Ohio State University, Series D,                               500,000
                   G.O., 3.180%, 2/1/19 **
          550,000  Ohio State Water Development                                   550,000
                   Authority Refunding Revenue, (LOC -
                    Wachovia Bank), 3.220%, 5/1/07 **
        3,085,000  Ohio State Water Development                                 3,085,000
                   Authority Revenue, (Various) (MBIA
                   Ins), 3.170%, 12/1/18 **
          475,000  Richland County, OH, Bridge &                                  476,712
                   Road Improvement, G.O., 4.000%,
                   8/8/06
          165,000  Sandusky County, OH, G.O. BAN,                                 165,000
                   3.450%, 11/29/06
        4,275,000  Scioto County, OH, Hospital                                  4,275,000
                   Revenue, VHA Center Inc., Capital
                   Assets, Series G, 3.170%, 12/1/25
           35,000  Tallmadge, OH, Refunding G.O.                                   35,067
                   (AMBAC Ins), 3.500%, 12/1/06
        7,000,000  University of Akron, OH, General                             7,000,000
                   Receipts Revenue, (FGIC Ins),
                   3.170%, 1/1/29
        1,000,000  University of Cincinnati, OH,                                1,009,512
                   General Receipts Revenue BAN,
                   4.500%, 1/25/07
        7,240,000  University of Cincinnati, OH,                                7,240,000
                   General Receipts Revenue, Series B,
                   (Various), (AMBAC Ins), 3.170%,
                   6/1/31 **
        1,000,000  University of Cincinnati, OH,                                1,009,164
                   General Receipts Revenue, Series C
                   BAN, 4.500%, 3/28/07
        3,000,000  University of Toledo, OH, General                            3,022,989
                   Receipts Revenue BAN, 4.250%,
                   1/24/07
          537,980  Warren County, Health Care                                     537,980
                   Facilities Revenue, Otterbein Homes,
                   Series B, 3.220%, 7/1/23
          275,000  Wilmington, OH, G.O., BAN,                                     275,859
                                                                                  -------
                   3.750%, 9/29/06

Total Municipal Bonds (Cost $160,082,994)                                     160,082,994
                                                                              -----------

Commercial Paper  (3.0%):
        5,000,000  Cuyahoga County, OH, Cleveland                               5,000,000
                                                                                ---------
                   Clinic, 3.050%, 4/6/06

Total Commercial Paper (Cost $5,000,000)                                        5,000,000
                                                                                ---------

Cash Equivalent  (0.1%):
          123,864  Fidelity Institutional Tax-Exempt                              123,864
                                                                                  -------
                   Fund

Total Cash Equivalent (Cost $123,864)                                             123,864
                                                                                  -------



Total Investments (Cost $165,206,858) (a)   -   100.0%                        165,206,858
Liabilities in Excess of Other Assets   -   0.0%                                 (64,429)
                                                                               ----------

NET ASSETS   -   100.0%                                                $      165,142,429
                                                                              ===========
------------
See Notes to Portfolio of Investments.

Huntington U.S. Treasury Money Market Fund
Portfolio of Investments                                                   March 31, 2006
(Unaudited)


        Principal  Security
         Amount   Description                                                      Value

U.S. Treasury Bills  (58.9%):
      $10,000,000  4.490%, 6/15/06                                     $        9,906,354
       15,000,000  4.570%, 6/22/06                                             14,843,858
       45,000,000  3.980% - 4.410%, 4/13/06                                    44,936,246
       25,000,000  4.000% - 4.260%, 4/6/06                                     24,985,749
       30,000,000  4.040% - 4.330%, 4/20/06                                    29,933,777
       30,000,000  4.220% - 4.470%, 5/25/06                                    29,803,890
       25,000,000  4.240% - 4.450%, 5/11/06                                    24,879,944
       25,000,000  4.320% - 4.400%, 5/4/06                                     24,900,182
       30,000,000  4.330% - 4.580%, 4/27/06                                    29,903,908
       25,000,000  4.350% - 4.420%, 5/18/06                                    24,857,172
       30,000,000  4.410% - 4.490%, 6/1/06                                     29,773,919
       30,000,000  4.440% - 4.490%, 6/8/06                                     29,747,125
       30,000,000  4.490% - 4.560%, 7/6/06                                     29,638,336
                                                                               ----------

Total U.S. Treasury Bills (Cost $348,110,460)                                 348,110,460
                                                                              -----------

Repurchase Agreements  (41.4%):
       30,000,000  Bear Stearns & Co., 4.610%, dated                           30,000,000
                   3/30/06, due 4/3/06, repurchase price
                   $30,015,367 (Fully collateralized by
                   U.S. Treasury securities), 4.610%,
                   4/3/06

       40,000,000  Citigroup Global Markets, 4.600%,                           40,000,000
                   dated 3/29/06, due 4/5/06, repurchase
                    price $40,035,778 (Fully collateralized
                    by U.S. Treasury securities),
                   4.600%, 4/5/06

       40,000,000  Credit Suisse Securities, USA LLC,                          40,000,000
                   4.610%, dated 3/27/06, due 4/3/06,
                   repurchase price $40,035,856 (Fully
                   collateralized by U.S. Treasury
                   securities), 4.610%, 4/3/06

       40,000,000  Merrill Lynch & Co., 4.530%, dated                          40,000,000
                   3/31/06, due 4/7/06, repurchase price
                   $40,035,233 (Fully collateralized by
                   U.S. Treasury securities), 4.530%,
                   4/7/06

       44,560,200  Morgan Stanley & Co., 4.430%,                               44,560,200
                   dated 3/31/06, due 4/3/06, repurchase
                    price $44,576,650 (Fully collateralized
                    by U.S. Treasury securities),
                   4.430%, 4/3/06

       50,000,000  The Goldman Sachs & Co., Inc.,                              50,000,000
                                                                               ----------
                   4.640%, dated 3/28/06, due 4/4/06,
                   repurchase price $50,045,111 (Fully
                   collateralized by U.S. Treasury
                   securities), 4.640%, 4/4/06

Total Repurchase Agreements (Cost $244,560,200)                               244,560,200
                                                                              -----------



Total Investments (Cost $592,670,660) (a)   -   100.3%                        592,670,660
Liabilities in Excess of Other Assets   -   (0.3)%                            (2,014,399)
                                                                              -----------

NET ASSETS   -   100.0%                                                $      590,656,261
                                                                              ===========
------------
See Notes to Portfolio of Investments.

Huntington Dividend Capture Fund
Portfolio of Investments                                                   March 31, 2006
(Unaudited)



       Shares or   Security
  Principal Amount Description                                                    Value

Common Stocks (56.3%):
Consumer Discretionary (3.0%):
           20,000  Genuine Parts Co.                                   $          876,600
           17,000  J.C. Penney Co., Inc.                                        1,026,970
            6,000  Sherwin-Williams Co.                                           296,640
           98,000  Time Warner, Inc.                                            1,645,420
                                                                                ---------
                                                                                3,845,630
                                                                               ----------
Consumer Staples (1.1%):
           20,500  Molson Coors Brewing Co.                                     1,406,710
                                                                                ---------

Energy (5.2%):
           30,000  ChevronTexaco Corp.                                          1,739,100
           38,000  ConocoPhillips                                               2,399,700
           19,000  Consol Energy, Inc. (d)                                      1,409,040
           11,000  Marathon Oil Corp.                                             837,870
            4,000  Sunoco, Inc.                                                   310,280
                                                                                  -------
                                                                                6,695,990
                                                                               ----------
Financials (15.6%):
           54,000  American Capital Strategies Ltd. (d)                         1,898,640
            6,500  Chubb Corp.                                                    620,360
           26,000  Hartford Financial Services Group, Inc.                      2,094,300
           40,000  KeyCorp                                                      1,472,000
           41,000  Lincoln National Corp. (d)                                   2,238,190
           28,000  Morgan Stanley Dean Witter & Co.                             1,758,960
           40,000  Protective Life Corp.                                        1,989,600
           30,000  Safeco Corp.                                                 1,506,300
           11,500  SunTrust Banks, Inc.                                           836,740
           55,000  The Bank of New York Company,                                1,982,200
                   Inc.
           48,000  Wachovia Corp.                                               2,690,400
           18,000  Washington Mutual, Inc. (d)                                    767,160
                                                                                  -------
                                                                               19,854,850
                                                                               ----------
Health Care (4.3%):
           47,000  Bristol-Myers Squibb Co. (d)                                 1,156,670
           30,000  Eli Lilly & Co. (d)                                          1,659,000
           31,000  Pfizer, Inc.                                                   772,520
           39,000  Wyeth                                                        1,892,280
                                                                                ---------
                                                                                5,480,470
                                                                               ----------
Industrials (4.7%):
           11,000  Burlington Northern Santa Fe Corp.                             916,630
           12,000  Cooper Industries Ltd.                                       1,042,800
           20,000  Deere & Co.                                                  1,581,000
           23,000  Norfolk Southern Corp. (d)                                   1,243,610
           26,000  Raytheon Co.                                                 1,191,840
                                                                                ---------
                                                                                5,975,880
                                                                               ----------
Materials (2.5%):
           25,000  Inco Ltd.                                                    1,247,250
           47,000  Louisiana-Pacific Corp.                                      1,278,400
            8,500  Weyerhaeuser Co. (d)                                           615,655
                                                                                  -------
                                                                                3,141,305
                                                                               ----------
Real Estate Investment Trusts (12.6%):
           20,000  CBL & Associates Properties, Inc.                              849,000
           63,000  Cedar Shopping Centers, Inc.                                   997,920
           40,000  Commercial NET Lease Realty                                    932,000
           22,000  Duke Realty Corp.                                              834,900
           29,000  Entertainment Properties Trust                               1,217,420
           35,000  Equity Inns, Inc.                                              567,000
           30,000  Equity One, Inc..                                              736,800
           34,500  First Industrial Realty Trust, Inc.                          1,472,805
           28,000  Highwoods Properties, Inc.                                     944,440
           15,000  Home Properties, Inc.                                          766,500
           95,000  HRPT Properties Trust                                        1,115,300
            7,500  Kimco Realty Corp. (d)                                         304,800
           47,000  LTC Properties, Inc.                                         1,093,220
           23,000  Mid-America Apartment                                        1,259,250
                   Communities, Inc.
           30,500  New Plan Excel Realty Trust                                    791,170
           30,000  Senior Housing Properties Trust                                543,000
           15,000  Sovran Self Storage, Inc.                                      828,000
           55,000  Windrose Medical Properties                                    829,400
                                                                                  -------
                                                                               16,082,925
                                                                               ----------
Technology (2.9%):
           20,000  Intel Corp. (d)                                                387,000
            8,000  Microsoft Corp.                                                217,680
           42,000  Motorola, Inc.                                                 962,220
           38,000  Sabre Holdings Corp.                                           894,140
          128,000  Taiwan Semiconductor Manufacturing                           1,287,680
                                                                                ---------
                    Co. Ltd. ADR
                                                                                3,748,720
                                                                               ----------
Telecommunications (2.8%):
           18,750  Alltel Corp.                                                 1,214,063
           30,000  AT&T, Inc.                                                     811,200
           18,000  Sprint Corp.                                                   465,120
           32,000  Verizon Communications, Inc.                                 1,089,920
                                                                                ---------
                                                                                3,580,303
                                                                               ----------
Utilities (1.6%):
           25,000  American Electric Power Co., Inc. (d)                          850,500
           40,000  Duke Energy Corp.                                            1,166,000
                                                                                ---------
                                                                                2,016,500
                                                                               ----------
Total Common Stocks (Cost $64,793,561)                                         71,829,283
                                                                               ----------

Preferred Stocks (41.5%):
Consumer Discretionary (1.8%):
           20,000  ING Groep NV, 6.125%                                           488,000
           10,000  Prudential PLC, 6.500%                                         253,500
           60,000  The Walt Disney Co., 7.000%                                  1,524,000
                                                                                ---------
                                                                                2,265,500
                                                                               ----------
Financials (27.9%):
           95,000  ABN Amro Capital Funding Trust V,                            2,209,700
                   5.900%
           70,000  Ace Ltd., Series C, 7.800%                                   1,834,000
           24,800  AMBAC Financial Group, 7.000%                                  621,736
           78,900  ASBC Capital I, 7.625%                                       2,000,904
           30,000  CitiGroup Capital Trust VIII,                                  754,500
                   6.950%
           54,100  Comerica Capital Trust I, 7.600%                             1,356,828
           75,000  Compass Capital, 7.350%                                      1,890,000
           33,400  Everest Re Capital Trust, 7.850%                               857,378
           50,000  Fleet Capital Trust VII, 7.200%                              1,256,500
           29,100  Fleet Capital Trust VIII, 7.200%                               735,648
            5,000  Goldman Sachs Group, Inc., Class                               129,500
                   A, 3.910%
           30,000  HSBC Holdings PLC, Series A,                                   735,900
                   6.200%
           63,000  JPMorgan Chase & Co., Series X,                              1,597,050
                   7.000%
           60,000  Lehman Brothers Holdings, Inc.,                              1,538,400
                   6.500%
           33,000  Lincoln National Capital V, Series E,                          831,600
                    7.650%
           90,000  Merrill Lynch Capital Trust V, 7.280%                        2,307,600
           10,000  Merrill Lynch Capital Trust, 7.000%                            253,600
           15,000  Metlife, Inc., Series B, 6.500%                                383,700
           40,000  Morgan Stanley Capital Trust II,                             1,015,200
                   7.250%
           85,000  National Commerce Capital Trust II,                          2,158,150
                   7.700%
           40,000  Partnerre Capital Trust I, 7.900%                            1,007,600
           42,300  PLC Capital Trust, 7.250%                                    1,068,498
            6,500  Provident Financial Group, Inc.,                               170,300
                   8.375%
           32,800  RenaissanceRe Holdings Ltd.,                                   829,184
                   Series B, 7.300%
           95,000  Royal Bank of Scotland, Series N,                            2,392,100
                   6.350%
           79,500  SLM Corp., 6.000%                                            1,900,050
           69,000  St. Paul Capital Trust, 7.600%                               1,758,810
            7,000  Suntrust Capital IV, 7.125%                                    176,260
           25,000  The Bank of New York, Inc. Capital                             602,000
                   V, 7.800%
            6,800  Torchmark Capital Trust I, 7.750%                              173,400
           50,000  Wells Fargo Capital Trust II,                                1,261,500
                                                                                ---------
                   7.000%
                                                                               35,807,596
                                                                               ----------
Health Care (0.7%):
           33,600  Aetna, Inc., 8.500%                                            850,752
                                                                                  -------

Industrials (2.0%):
          101,000  General Electric Capital Corp.,                              2,489,650
                                                                                ---------
                   6.100%

Real Estate Investment Trusts (1.9%):
            6,500  Equity Residential Properties, Series                          170,300
                    D, 8.600%
            9,600  Prologis Trust, Series F, 6.750%                               240,000
           30,000  Public Storage, Series F, 6.45%                                699,600
           53,000  Public Storage, Series R, 8.000%                             1,337,190
                                                                                ---------
                                                                                2,447,090
                                                                               ----------
Utilities (7.2%):
           91,000  BGE Capital Trust II, 6.200%                                 2,266,810
           49,500  Consolidated Edison Co., Inc.,                               1,243,440
                   7.500%
           30,000  Dominion CNG Capital Trust I,                                  763,800
                   7.800%
           85,400  Entergy LA, Inc., 7.600%                                     2,158,912
          107,600  Georgia Power Capital, 7.125%                                2,721,204
                                                                                ---------
                                                                                9,154,166
                                                                               ----------
Total Preferred Stocks (Cost $54,659,130)                                      53,014,754
                                                                               ----------

Mutual Funds (0.9%):
Exchange Traded Funds (0.9%):
           50,000  AMEX Technology SPDR                                         1,108,000
                                                                                ---------

Total Mutual Funds (Cost $795,932)                                              1,108,000
                                                                                ---------

Cash Equivalent (1.2%):
        1,548,831  Huntington Money Market Fund,                                1,548,831
                                                                                ---------
                   Interfund Shares*

Total Cash Equivalent (Cost $1,548,831)                                         1,548,831
                                                                                ---------

Short -Term Securities Held as Collateral for Securities Lending (8.0%):
Mutual Funds (5.4%):
       $6,910,985  JPMorgan Institutional Prime Money Market                    6,910,985
                                                                                ---------
                                                                                6,910,985
                                                                               ----------
Time Deposits (1.8%):
          452,826  Bank of Montreal, 4.830%, 4/3/06                               452,826
          905,652  Barclays Bank PLC, 4.850%, 4/3/06                              905,652
          905,652  Canadian Imperial Bank of Commerce, 4.812%, 4/3/06             905,652
           63,521  Regions Bank, 4.830%, 04/03/06                                  63,521
                                                                                   ------
                                                                                2,327,651
                                                                               ----------
Variable Rate Obligations (0.8%):
           298217  Banco Santander, 4.695%, 4/13/06                               298,218
          716,336  Sedina Finance, Inc., 4.788%, 4/25/06                          716,336
                                                                                  -------
                                                                                1,014,554
                                                                               ----------
Total Short - Term Securities Held as Collateral
for Securities Lending (cost $10,253,190)                                       10,253,190
                                                                               ----------

Total Investments (Cost $132,050,644) (a)   -   107.9%                        137,754,058
Liabilities in Excess of Other Assets -   (7.9)%                             (10,078,617)
                                                                             ------------
NET ASSETS   -   100.0%                                                $      127,675,441
                                                                              ===========
------------
See Notes to Portfolio of Investments.

Huntington Growth Fund
Portfolio of Investments                                                   March 31, 2006
(Unaudited)
        Shares or  Security
    Principal AmountDescription                                                    Value

Common Stocks (99.0%):
Consumer Discretionary (4.6%):
           12,000  Ebay, Inc. (b)                                      $          468,720
           81,960  Home Depot, Inc. (d)                                         3,466,907
           62,560  Kohl's Corp. (b)                                             3,316,306
            3,400  Lowe's Cos., Inc.                                              219,096
           59,330  Media General, Inc.                                          2,765,965
            5,600  Nordstrom, Inc.                                                219,408
            6,300  Starbucks Corp. (b) (d)                                        237,132
            5,000  Target Corp.                                                   260,050
           50,000  Time Warner, Inc.                                              839,500
                                                                                  -------
                                                                               11,793,084
                                                                               ----------
Consumer Staples (14.6%):
           75,000  Colgate-Palmolive Co.                                        4,282,500
           16,340  Constellation Brands, Inc. (b) (d)                             409,317
           10,000  CVS Corp.                                                      298,700
            8,960  Dean Foods Co. (b)                                             347,917
            4,945  General Mills, Inc.                                            250,613
           51,830  PepsiCo, Inc.                                                2,995,256
           38,000  Procter & Gamble Co.                                         2,189,560
          357,600  Sysco Corp.                                                 11,461,079
          193,600  Walgreen Co.                                                 8,349,968
            5,400  Whole Foods Market, Inc.                                       358,776
          100,000  William Wrigley Jr. Co. (d)                                  6,400,000
                                                                                ---------
                                                                               37,343,686
                                                                               ----------
Energy (13.4%):
          130,000  Anadarko Petroleum Corp.                                    13,131,300
            7,830  BJ Services Co.                                                270,918
           12,000  Emerson Electric Co.                                         1,003,560
           54,465  Exxon Mobil Corp.                                            3,314,740
            1,270  FPL Group, Inc.                                                 50,978
           35,000  Kinder Morgan, Inc.                                          3,219,650
           56,300  Occidental Petroleum Corp.                                   5,216,195
           60,000  Schlumberger, Ltd. (d)                                       7,594,200
            5,400  Valero Energy Corp.                                            322,812
                                                                                  -------
                                                                               34,124,353
                                                                               ----------
Financials (3.5%):
           94,000  American Express Co.                                         4,939,700
           55,125  Cincinnati Financial Corp.                                   2,319,109
            1,230  Goldman Sachs Group, Inc.                                      193,061
              500  Hartford Financial Services Group, Inc.                         40,275
            8,000  Lehman Brothers Holdings, Inc.                               1,156,240
            4,140  Prudential Financial, Inc.                                     313,853
                                                                                  -------
                                                                                8,962,238
                                                                               ----------
Health Care (23.0%):
          100,000  Abbott Laboratories                                          4,247,000
            4,990  Alcon, Inc.                                                    520,257
           74,185  Amgen, Inc. (b)                                              5,396,959
           90,000  Baxter International, Inc.                                   3,492,900
            8,595  Bristol-Myers Squibb Co. (d)                                   211,523
           25,000  C.R. Bard, Inc.                                              1,695,250
            2,180  Genentech, Inc. (b)                                            184,232
           22,000  Gilead Sciences, Inc. (b)                                    1,368,840
          100,000  Henry Schein, Inc. (b)                                       4,786,000
           40,000  Hospira, Inc. (b)                                            1,578,400
           75,000  Invacare Corp.                                               2,329,500
          137,990  Johnson & Johnson                                            8,171,768
           30,000  Medco Health Solutions, Inc. (b)                             1,716,600
           77,540  Medtronic, Inc.                                              3,935,155
           50,000  Millipore Corp. (b)                                          3,653,000
            7,760  Novartis AG ADR                                                430,214
          138,000  Pfizer, Inc.                                                 3,438,960
           24,000  Roche Holdings Ltd. AG ADR                                   1,782,300
           69,000  Schering-Plough Corp.                                        1,310,310
           40,000  Stryker Corp.                                                1,773,600
           41,130  UnitedHealth Group, Inc.                                     2,297,522
            1,140  Wellpoint, Inc. (b)                                             88,270
           65,000  Wyeth                                                        3,153,800
           18,000  Zimmer Holdings, Inc. (b)                                    1,216,800
                                                                                ---------
                                                                               58,779,160
                                                                               ----------
Industrials (10.0%):
           13,320  Canadian National Railway Co.                                  603,130
           50,260  Caterpillar, Inc. (d)                                        3,609,171
           93,000  Cintas Corp.                                                 3,963,660
            1,860  General Dynamics Corp. (d)                                     119,003
          280,200  General Electric Co.                                         9,745,355
           70,000  Illinois Tool Works, Inc.                                    6,741,700
            5,000  Ingersoll Rand Co.                                             208,950
            5,415  L-3 Communications Corp.                                       464,553
                                                                                  -------
                                                                               25,455,522
                                                                               ----------
Materials (2.0%):
          123,000  Ecolab, Inc.                                                 4,698,600
            7,390  Praxair, Inc.                                                  407,559
                                                                                  -------
                                                                                5,106,159
                                                                               ----------
Technology (27.3%):
           72,000  Advanced Micro Devices, Inc. (b)                             2,387,520
          100,000  Analog Devices, Inc.                                         3,829,000
            6,800  Autodesk, Inc. (b)                                             261,936
          280,000  Automatic Data Processing, Inc.                             12,790,399
           78,000  Broadcom Corp. (b)                                           3,366,480
          140,000  Cisco Systems, Inc. (b)                                      3,033,800
           81,890  Computer Sciences Corp. (b)                                  4,548,990
           75,000  Dell, Inc. (b)                                               2,232,000
           15,585  EMC Corp. (b)                                                  212,424
            4,385  Fiserv, Inc. (b)                                               186,582
          157,387  Hewlett Packard Co.                                          5,178,032
          157,885  Intel Corp. (d)                                              3,055,075
           54,000  International Business Machines                              4,453,380
                   Corp.
           75,000  Iron Mountain, Inc. (b)                                      3,055,500
            4,915  Jabil Circuit, Inc. (b)                                        210,657
          270,625  Microsoft Corp.                                              7,363,706
           50,000  Molex, Inc.                                                  1,660,000
            5,800  Motorola, Inc.                                                 132,878
            8,070  Nokia Corp.                                                    167,210
          352,500  Oracle Corp. (b)                                             4,825,725
            5,400  Pharmaceutical Product                                         186,894
                   Development, Inc.
           90,000  Qualcomm, Inc. (d)                                           4,554,900
           50,000  Texas Instruments, Inc. (d)                                  1,623,500
                                                                                ---------
                                                                               69,316,588
                                                                               ----------
Telecommunications (0.6%):
            1,175  Alltel Corp.                                                    76,081
           72,500  Vodafone Group PLC.                                          1,515,250
                                                                                ---------
                                                                                1,591,331
                                                                               ----------
Total Common Stocks (Cost $143,305,534)                                       252,472,121
                                                                              -----------

Cash Equivalent (0.1%):
            3,129  Huntington Money Market Fund,                                    3,129
                   Interfund Shares*
          242,532  Meeder Institutional Money Market                              242,532
                                                                                  -------
                   Fund

Total Cash Equivalent (Cost $245,661)                                             245,661
                                                                                  -------

Short -Term Securities Held as Collateral for Securities Lending (13.6%):
Mutual Funds (5.9%):
      $15,084,214  JPMorgan Institutional Prime Money Market                   15,084,214
                                                                               ----------
                                                                               15,084,214
                                                                               ----------
Time Deposits (1.5%):
          576,192  Bank of Montreal, 4.830%, 4/3/06                               576,192
        1,152,385  Barclays Bank PLC, 4.850%, 4/3/06                            1,152,385
        1,152,385  Canadian Imperial Bank of Commerce, 4.812%, 4/3/06           1,152,385
          865,448  Regions Bank, 4.830%, 4/3/06                                   865,448
                                                                                  -------
                                                                                3,746,410
                                                                               ----------
Variable Rate Obligations (6.2%):
        9,000,410  Greenwich Capital Holdings, 4.788%, 4/3/06                   9,000,410
          631,337  Morgan Stanley & Co., 4.935%, 4/3/06                           631,337
        6,108,673  Sedina Finance, Inc., 4.788%, 4/25/06                        6,108,672
                                                                                ---------
                                                                               15,740,419
                                                                               ----------
Total Short - Term Securities Held as Collateral
for Securities Lending (cost $34,571,043)                                      34,571,043
                                                                               ----------


Total Investments (Cost $178,122,238) (a)   -   112.7%                        287,288,825
Liabilities in Excess of Other Assets   -   (12.7)%                          (32,152,590)
                                                                             ------------

NET ASSETS   -   100.0%                                                $      255,136,235
                                                                              ===========
------------
See Notes to Portfolio of Investments.

Huntington Income Equity Fund
Portfolio of Investments                                                   March 31, 2006
(Unaudited)



         Shares or Security
    Principal AmountDescription                                                    Value

Common Stocks (100.1%):
Consumer Discretionary (7.6%):
           27,000  Fortune Brands, Inc.                                $        2,177,010
          135,000  Genuine Parts Co.                                            5,917,050
          152,000  Pearson PLC ADR                                              2,105,200
           95,400  Thompson Corp.                                               3,564,144
           35,900  V.F. Corp.                                                   2,042,710
                                                                                ---------
                                                                               15,806,114
                                                                               ----------
Consumer Staples (2.6%):
           54,500  Anheuser Busch Cos., Inc. (d)                                2,330,965
           44,000  Molson Coors Brewing Co., Class B                            3,019,280
                                                                                ---------
                                                                                5,350,245
                                                                               ----------
Energy (14.6%):
           35,000  Ameren Corp.                                                 1,743,700
           30,000  Apache Corp.                                                 1,965,300
          128,000  AU Optronics Corp. ADR                                       1,908,480
          103,600  Chevron Corp.                                                6,005,692
          117,800  ConocoPhillips                                               7,439,070
           43,300  Kinder Morgan Energy Partners LP                             2,086,194
           69,000  Occidental Petroleum Corp.                                   6,392,850
           70,300  Progress Energy, Inc.                                        3,091,794
                                                                                ---------
                                                                               30,633,080
                                                                               ----------
Financials (34.2%):
          132,700  AmSouth Bancorporation                                       3,589,535
          164,700  Bank of America Corp.                                        7,500,438
          119,000  BB&T Corp.                                                   4,664,800
          159,700  CitiGroup, Inc. (d)                                          7,542,631
           67,300  Comerica, Inc.                                               3,901,381
          153,600  JPMorgan Chase & Co.                                         6,395,904
          104,700  Lincoln National Corp. (d)                                   5,715,573
          200,000  National City Corp.                                          6,980,000
          174,841  Regions Financial Corp.                                      6,149,158
           56,800  SunTrust Banks, Inc.                                         4,132,768
          110,000  Unitrin, Inc.                                                5,116,100
           59,400  Wachovia Corp.                                               3,329,370
          149,700  Washington Mutual, Inc. (d)                                  6,380,214
                                                                                ---------
                                                                               71,397,872
                                                                               ----------
Health Care (8.8%):
          211,500  Bristol-Myers Squibb Co. (d)                                 5,205,015
           44,000  Eli Lilly & Co. (d)                                          2,433,200
           42,000  GlaxoSmithKline PLC ADR                                      2,197,020
          160,200  Merck & Co., Inc.                                            5,643,846
           61,800  Wyeth                                                        2,998,536
                                                                                ---------
                                                                               18,477,617
                                                                               ----------
Industrials (8.9%):
          107,600  General Electric Co.                                         3,742,328
           88,400  Masco Corp.                                                  2,872,116
           89,000  Pitney Bowes, Inc. (d)                                       3,820,770
          131,900  R.R. Donnelley & Sons Co.                                    4,315,768
          141,000  Tyco International, Ltd.                                     3,790,080
                                                                                ---------
                                                                               18,541,062
                                                                               ----------
Materials (7.3%):
          170,500  Boston Scientific Corp. (b) (d)                              3,930,025
           50,000  Du Pont (E.I.) de Nemours & Co.                              2,110,500
           31,300  POSCO ADR                                                    1,996,940
           51,500  PPG Industries, Inc.                                         3,262,525
           98,700  The Dow Chemical Co.                                         4,007,220
                                                                                ---------
                                                                               15,307,210
                                                                               ----------
Technology (7.2%):
           42,300  Automatic Data Processing, Inc.                              1,932,264
           44,900  First Data Corp.                                             2,102,218
           96,500  Intel Corp. (d)                                              1,867,275
           73,700  Microsoft Corp.                                              2,005,377
           63,000  Motorola, Inc.                                               1,443,330
          169,000  Nokia Corp.                                                  3,501,680
           70,500  Texas Instruments, Inc.                                      2,289,135
                                                                                ---------
                                                                               15,141,279
                                                                               ----------
Telecommunications (7.3%):
          120,000  Alltel Corp.                                                 7,770,000
           54,000  AT&T, Inc.                                                   1,460,160
          182,000  Avaya, Inc. (b) (d)                                          2,056,600
          110,000  Sprint Corp.                                                 2,842,400
           35,100  Verizon Communications, Inc.                                 1,195,506
                                                                                ---------
                                                                               15,324,666
                                                                               ----------
Utilities (1.6%):
           77,500  Consolidated Edison, Inc. (d)                                3,371,250
                                                                                ---------

Total Common Stocks (Cost $156,444,913)                                       209,350,395
                                                                              -----------

Cash Equivalent  (0.0%):
            2,338  Huntington Money Market Fund,                                    2,338
                                                                                    -----
                   Interfund Shares*

Total Cash Equivalent (Cost $2,338)                                                 2,338
                                                                                    -----

Short -Term Securities Held as Collateral for Securities Lending (18.1%):
Mutual Funds (8.3%):
      $17,459,201  JPMorgan Institutional Prime Money Market                   17,459,202
                                                                               ----------
                                                                               17,459,202
                                                                               ----------
Time Deposits (2.6%):
          920,222  Bank of Montreal, 4.830%, 4/3/06                               920,221
        1,840,444  Barclays Bank PLC, 4.850%, 4/3/06                            1,840,444
        1,840,444  Canadian Imperial Bank of Commerce, 4.812%, 4/3/06           1,840,444
          818,974  Regions Bank, 4.830%, 4/3/06                                   818,974
                                                                                  -------
                                                                                5,420,083
                                                                               ----------
Variable Rate Obligations (7.2%):
        7,271,604  Banco Santander, 4.695%, 4/13/06                             7,271,604
        7,717,298  Sedina Finance, Inc., 4.788%, 4/25/06                        7,717,298
                                                                                ---------
                                                                               14,988,902
                                                                               ----------
Total Short - Term Securities Held as Collateral
for Securities Lending (cost $37,868,187)                                      37,868,187
                                                                               ----------


Total Investments (Cost $194,315,438) (a)   -   118.2%                        247,220,920
Liabilities in Excess of Other Assets   -   (18.2)%                          (37,976,651)
                                                                             ------------

NET ASSETS   -   100.0%                                                $      209,244,269
                                                                              ===========
See Notes to Portfolio of Investments.

Huntington International Equity Fund
Portfolio of Investments                                                   March 31, 2006
(Unaudited)


          Shares or Security
    Principal AmountDescription                                                    Value

Common Stocks  (89.9%):
Brazil (1.1%):
Energy (1.1%):
           30,000  Petroleo Brasileiro SA ADR                          $        2,600,100
                                                                                ---------

Canada (3.4%):
Energy (0.5%):
           26,170  Encana Corp.                                                 1,221,536
                                                                                ---------
Industrials (1.7%):
           84,000  Canadian National Railway Co.                                3,803,520
                                                                                ---------
Materials (1.2%):
           60,000  Alcan, Inc.                                                  2,743,800
                                                                                ---------
                                                                                7,768,856
                                                                               ----------
Finland (3.7%):
Materials (1.3%):
          125,500  UPM Kymmene OYJ ADR                                          2,961,800
                                                                                ---------
Technology (2.4%):
          275,000  Nokia OYJ                                                    5,691,333
                                                                                ---------
                                                                                8,653,133
                                                                               ----------
France (6.2%):
Consumer Staples (1.7%):
           32,300  Groupe Danone                                                3,956,827
                                                                                ---------
Energy (2.8%):
           28,000  Schneider Electric SA                                        3,022,937
           12,535  Total SA                                                     3,306,559
                                                                                ---------
                                                                                6,329,496
                                                                               ----------
Financials (1.2%):
           79,900  Axa ADR                                                      2,793,304
                                                                                ---------
Utilities (0.5%):
           31,800  Suez SA ADR                                                  1,254,510
                                                                                ---------
                                                                               14,334,137
                                                                               ----------
Germany (5.1%):
Consumer Discretionary (1.9%):
           92,700  Douglas Holdings AG                                          4,367,163
                                                                                ---------
Health Care (1.9%):
          106,300  Stada Arzneimittel AG                                        4,582,818
                                                                                ---------
Technology (1.3%):
           13,500  SAP AG                                                       2,932,969
                                                                                ---------
                                                                               11,882,950
                                                                               ----------
Hong Kong (1.4%):
Financials (1.4%):
          888,000  The Bank Of East Asia Ltd.                                   3,210,300
                                                                                ---------
Ireland (2.3%):
Consumer Staples (0.8%):
           75,300  Kerry Group PLC, Class A                                     1,808,390
                                                                                ---------
Financials (1.5%):
          210,000  Anglo Irish Bank Corp. PLC                                   3,460,602
                                                                                ---------
                                                                                5,268,992
                                                                               ----------
Japan (19.4%):
Consumer Discretionary (4.6%):
           47,000  Honda Motor Co., Ltd.                                        2,911,540
          222,000  Matsushita Electric Industrial Co.                           4,933,123
                   Ltd.
          158,000  Shiseido Co. Ltd.                                            2,940,347
                                                                                ---------
                                                                               10,785,010
                                                                               ----------
Consumer Staples (1.9%):
          185,000  Ajinomoto Co., Inc.                                          1,976,079
           48,600  Uni-Charm Corp.                                              2,387,050
                                                                                ---------
                                                                                4,363,129
                                                                               ----------
Financials (2.8%):
          216,500  Mitsubishi UFJ Financial Group,                              3,292,965
                   Inc.                                                        ----------
          428,000  The 77th Bank Ltd.                                           3,298,742
                                                                                ---------
                                                                                6,591,707
                                                                               ----------
Health Care (3.2%):
           57,000  Eisai Co. Ltd.                                               2,484,789
           48,400  ONO Pharmaceutical Co. Ltd.                                  2,282,631
           82,100  Terumo Corp.                                                 2,699,924
                                                                                ---------
                                                                                7,467,344
                                                                               ----------
Industrials (1.8%):
          220,000  KOMATSU LTD.                                                 4,196,975
               50  Nintendo Co. Ltd.                                                7,478
                                                                                    -----
                                                                                4,204,453
                                                                               ----------
Technology (4.3%):
           75,000  Canon, Inc.                                                  4,964,735
          277,000  Sharp Corp.                                                  4,907,758
                                                                                ---------
                                                                                9,872,493
                                                                               ----------
Utilities (0.8%):
           76,000  The Tokyo Electric Power Co., Inc.                           1,895,479
                                                                                ---------
                                                                               45,179,615
                                                                               ----------
Mexico (1.6%):
Materials (1.6%):
           55,338  Cemex SA ADR                                                 3,612,465
                                                                                ---------

Netherlands (6.0%):
Consumer Discretionary (2.0%):
          141,000  Koninklijke (Royal) Philips                                  4,744,650
                                                                                ---------
                   Electronics NV ADR

Financials (2.0%):
          115,012  ING Group NV                                                 4,543,120
                                                                                ---------
Industrials (2.0%):
          133,800  TNT NV                                                       4,631,906
                                                                                ---------
                                                                               13,919,676
                                                                               ----------
Netherlands Antilles (2.2%):
Energy (2.2%):
           39,500  Schlumberger Ltd. ADR                                        4,999,515
                                                                                ---------

Norway (1.6%):
Telecommunications (1.6%):
          341,000  Telenor ASA                                                  3,669,913
                                                                                ---------

Singapore (1.9%):
Telecommunications (1.9%):
        2,627,290  Singapore Telecommunications Ltd.                            4,309,699
                                                                                ---------

Spain (1.8%):
Financials (0.6%):
           63,700  Banco Bilbao Vizcaya SA ADR                                  1,328,145
                                                                                ---------
Telecommunications (1.2%):
          176,384  Telefonica SA                                                2,767,721
                                                                                ---------
                                                                                4,095,866
                                                                               ----------
Sweden (5.3%):
Consumer Discretionary (1.1%):
           89,000  Electrolux AB, Series B                                      2,555,139
                                                                                ---------
Financials (2.0%):
          162,600  ForeningsSparbanken AB                                       4,584,606
                                                                                ---------
Industrials (2.2%):
           88,900  Sandvik AB                                                   5,258,699
                                                                                ---------
                                                                               12,398,444
                                                                               ----------
Switzerland (5.6%):
Health Care (1.6%):
           66,900  Novartis AG                                                  3,721,515
                                                                                ---------
Industrials (1.7%):
           76,000  Schindler Holding AG                                         4,052,789
                                                                                ---------
Materials (2.3%):
          183,100  Syngenta AG ADR                                              5,146,941
                                                                                ---------
                                                                               12,921,245
                                                                               ----------
Taiwan (1.5%):
Technology (1.5%):
          346,300  Taiwan Semiconductor Manufacturing                           3,483,778
                                                                                ---------
                    Co. Ltd.

United Kingdom (19.8%):
Consumer Discretionary (2.3%):
          384,000  Pearson PLC                                                  5,323,327
                                                                                ---------
Consumer Staples (3.6%):
          359,400  Cadbury Schweppes PLC                                        3,571,274
          872,284  Tesco PLC                                                    5,000,585
                                                                                ---------
                                                                                8,571,859
                                                                               ----------
Energy (3.1%):
          369,000  BG Group PLC                                                 4,612,179
          234,600  BP Amoco PLC                                                 2,693,882
                                                                                ---------
                                                                                7,306,061
                                                                               ----------
Financials (2.9%):
          163,000  Barclays PLC                                                 1,907,103
          192,000  Standard Chartered PLC                                       4,776,319
                                                                                ---------
                                                                                6,683,422
                                                                               ----------
Health Care (1.1%):
           46,850  GlaxoSmithKline PLC ADR                                      2,450,724
                                                                                ---------
Industrials (2.8%):
          345,000  Bunzl PLC                                                    4,093,444
          416,700  Tomkins PLC                                                  2,434,080
                                                                                ---------
                                                                                6,527,524
                                                                               ----------
Materials (2.1%):
           23,100  Rio Tinto PLC ADR                                            4,781,700
                                                                                ---------
Utilities (1.9%):
          226,100  Scottish & Southern Energy PLC                               4,446,272
                                                                                ---------
                                                                               46,090,889
                                                                               ----------
Total Common Stocks (Cost $149,027,837)                                       208,399,573
                                                                              -----------

Mutual Funds (3.2%):
India (1.3%):
Management Investment Operation (1.3%):
           58,200  Morgan Stanley India Investment                              2,910,000
                                                                                ---------
                   Fund

Japan  (0.6%):
Management Investment Operation (0.6%):
           97,000  iShares MSCI Japan  Index Fund                               1,396,800
                                                                                ---------

South Korea (1.3%):
Management Investment Operation (1.3%):
           68,000  iShares MSCI, South Korea Index                              3,172,200
                                                                                ---------
                   Fund

Total Mutual Funds (Cost $5,575,983)                                            7,479,000
                                                                                ---------

Repurchase Agreement (5.9%):
      $13,599,000  State Street Corp. Repurchase                               13,599,000
                                                                               ----------
                   Agreement, 3.100%, dated 3/31/06,
                   due 4/3/06, repurchase price
                   $13,602,513 (Fully collateralized by
                   U.S. Treasury Securities)

Total Repurchase Agreement (Cost $13,599,000)                                  13,599,000
                                                                               ----------


Total Investments (Cost $168,202,820) (a)   -   99.0%                         229,477,573
Other Assets in Excess of Liabilities   -   1.0%                                2,391,759
                                                                               ----------

NET ASSETS   -   100.0%                                                $      231,869,332
                                                                              ===========
------------
See Notes to Portfolio of Investments.

Huntington Macro 100 Fund
Portfolio of Investments                                          March 31, 2006
(Unaudited)


                   Security
           Shares Description                                                      Value

Common Stocks  (96.8%):
Consumer Discretionary  (16.7%):
            4,000  3M Co.                                              $          302,760
            9,000  Amazon.Com, Inc. (b)                                           328,590
           14,500  AutoNation, Inc. (b)                                           312,475
            3,400  AutoZone, Inc. (b)                                             338,946
            7,300  Bed Bath & Beyond, Inc. (b)                                    280,320
            9,300  Darden Restaurants, Inc.                                       381,579
            7,100  Ebay, Inc. (b)                                                 277,326
            6,700  Genuine Parts Co.                                              293,661
           12,700  Hilton Hotels Corp.                                            323,342
            7,500  Home Depot, Inc.                                               317,250
           14,000  Limited Brands, Inc.                                           342,440
            7,300  Liz Claiborne, Inc.                                            299,154
            4,500  Lowe's Cos., Inc.                                              289,980
           10,800  Starbucks Corp. (b)                                            406,512
           13,200  TJX Companies, Inc.                                            327,624
            7,100  UST, Inc.                                                      295,360
            6,100  Wendy's International, Inc.                                    378,566
            5,600  YUM! Brands, Inc.                                              273,616
                                                                                  -------
                                                                                5,769,501
                                                                               ----------
Consumer Staples  (5.7%):
            4,900  Brown-Forman Corp.                                             377,153
           14,400  Coca-Cola Enterprises, Inc.                                    292,896
           12,000  Constellation Brands, Inc. (b)                                 300,600
            9,900  Pepsi Bottling Group, Inc.                                     300,861
            3,600  Reynolds American, Inc.                                        379,800
           13,100  Staples, Inc.                                                  334,312
                                                                                  -------
                                                                                1,985,622
                                                                               ----------
Energy  (1.0%):
            6,600  Ameren Corp.                                                   328,812
                                                                                  -------

Financials  (19.9%):
            7,400  Bank of America Corp.                                          336,996
            2,700  Bear Stearns Companies, Inc.                                   374,490
            3,700  Capital One Financial Corp.                                    297,924
            6,300  Compass Bancshares, Inc.                                       318,843
            8,900  Countrywide Credit Industries, Inc.                            326,630
           16,100  E*Trade Group, Inc. (b)                                        434,378
            7,800  First Horizon National Corp.                                   324,870
            3,400  Franklin Resources, Inc.                                       320,416
            4,800  Golden West Financial Corp.                                    325,920
            2,400  Goldman Sachs Group, Inc.                                      376,704
            2,500  Lehman Brothers Holdings, Inc.                                 361,325
            6,900  Marshall & Ilsley Corp.                                        300,702
            4,600  Merrill Lynch & Co., Inc.                                      362,296
            5,500  Moody's Corp.                                                  393,030
            5,200  Morgan Stanley                                                 326,664
            7,100  Principal Financial Group                                      346,480
            6,300  SLM Corp.                                                      327,222
            4,500  T. Rowe Price Group, Inc.                                      351,945
           19,500  The Charles Schwab Corp.                                       335,595
            6,000  Wachovia Corp.                                                 336,300
                                                                                  -------
                                                                                6,878,730
                                                                               ----------
Health Care  (3.6%):
            3,500  Bausch & Lomb, Inc.                                            222,950
            5,700  Caremark Rx, Inc. (b)                                          280,326
            4,500  Express Scripts, Inc. (b)                                      395,550
            9,100  Thermo Electron Corp. (b)                                      337,519
                                                                                  -------
                                                                                1,236,345
                                                                               ----------
Industrials  (11.0%):
            5,400  Avery Dennison Corp.                                           315,792
            5,200  Danaher Corp.                                                  330,460
            7,100  Dover Corp.                                                    344,776
            4,600  Eaton Corp.                                                    335,662
            7,500  Ingersoll Rand Co.                                             313,425
            5,000  ITT Industries, Inc.                                           281,100
           10,900  Pall Corp.                                                     339,971
            6,100  Parker Hannifin Corp.                                          491,721
            6,900  Pitney Bowes, Inc.                                             296,217
            5,300  Rockwell International Corp.                                   381,123
            4,000  Textron, Inc.                                                  373,560
                                                                                  -------
                                                                                3,803,807
                                                                               ----------
Materials  (3.0%):
            5,900  Freeport-McMoran Copper & Gold,                                352,643
                   Inc.
            6,500  Sherwin-Williams Co.                                           321,360
            4,100  Vulcan Materials Co.                                           355,265
                                                                                  -------
                                                                                1,029,268
                                                                               ----------
Technology  (34.2%):
            9,500  Adobe Systems, Inc.                                            331,740
           11,500  Advanced Micro Devices, Inc. (b)                               381,340
            5,600  Affiliated Computer Services, Inc.                             334,096
                   (b)
           15,300  Altera Corp. (b)                                               315,792
            8,100  Analog Devices, Inc.                                           310,149
           24,400  Andrew Corp. (b)                                               299,632
           97,500  Applied Micro Circuits Corp. (b)                               396,825
            6,500  Autodesk, Inc. (b)                                             250,380
           14,400  BMC Software, Inc. (b)                                         311,904
            9,000  Broadcom Corp. (b)                                             388,440
           10,500  CA, Inc.                                                       285,705
          104,900  Ciena Corp. (b)                                                546,529
           11,400  Citrix Systems, Inc. (b)                                       432,060
           34,200  Compuware Corp. (b)                                            267,786
           11,200  Comverse Technology, Inc. (b)                                  263,536
            5,300  Electronic Arts, Inc. (b)                                      290,016
            4,700  Fisher Scientific International, Inc.                          319,835
                   (b)
            6,400  Intuit, Inc. (b)                                               340,416
            9,200  Jabil Circuit, Inc. (b)                                        394,312
          129,600  JDS Uniphase Corp. (b)                                         540,432
            7,700  Linear Technology Corp.                                        270,116
            6,800  Maxim Integrated Products, Inc.                                252,620
            9,000  Mercury Interactive Corp. (b)                                  313,200
           11,400  National Semiconductor Corp.                                   317,376
           37,300  Novell, Inc. (b)                                               286,464
           44,192  Oracle Corp. (b)                                               604,988
           16,320  Parametric Technology Corp. (b)                                266,506
           32,800  PMC-Sierra, Inc. (b)                                           403,112
           16,800  QLogic Corp. (b)                                               325,080
            6,400  Qualcomm, Inc.                                                 323,904
           13,099  Symantec Corp. (b)                                             220,456
           11,200  Tektronix, Inc.                                                399,952
           41,500  Unisys Corp. (b)                                               285,935
           10,500  Xilinx, Inc.                                                   267,330
            8,200  Yahoo, Inc. (b)                                                264,532
                                                                                  -------
                                                                               11,802,496
                                                                               ----------
Telecommunications  (1.7%):
           25,300  Avaya, Inc. (b)                                                285,890
           11,671  Sprint Corp.                                                   301,579
                                                                                  -------
                                                                                  587,469
                                                                               ----------
Total Common Stocks (Cost $27,915,998)                                         33,422,050
                                                                               ----------

Cash Equivalent  (3.2%):
        1,104,399  Huntington Money Market Fund, Interfund Shares*              1,104,399
                                                                                ---------


Total Cash Equivalent (Cost $1,104,399)                                         1,104,399
                                                                                ---------


Total Investments (Cost $29,020,397) (a)   -   100.0%                          34,526,449
                                                                               ----------
Other assets in excess of liabilities   -   0.0%                                    9,256
                                                                               ----------

NET ASSETS   -   100.0%                                                $       34,535,705
                                                                               ==========
------------
See Notes to Portfolio of Investments.

Huntington Mid Corp America Fund
Portfolio of Investments                                                   March 31, 2006
(Unaudited)


         Shares or Security
    Principal AmountDescription                                                    Value

Common Stocks  (94.0%):
Consumer Discretionary  (14.5%):
           19,400  Abercrombie & Fitch Co., Class A                    $        1,131,020
           30,900  AnnTaylor Stores Corp. (b)                                   1,136,811
           21,000  Beazer Homes USA, Inc.                                       1,379,700
           16,200  BorgWarner, Inc.                                               972,648
           12,000  Boyd Gaming Corp.                                              599,280
           16,900  Brunswick Corp.                                                656,734
           16,400  Centex Corp.                                                 1,016,636
            5,600  Cummins Engine, Inc.                                           588,560
           14,666  D. R. Horton, Inc.                                             487,205
            4,427  Fidelity National Title Group, Inc.,                           100,803
                   Class A
           19,200  Hanover Insurance Group, Inc.                                1,006,464
            5,800  Harman International Industries, Inc. (d)                      644,554
            4,000  Hilton Hotels Corp.                                            101,840
            3,000  Hovnanian Enterprises, Inc. Class A (b) (d)                    131,790
            5,000  Intrawest Corp.                                                170,950
           22,500  Liz Claiborne, Inc.                                            922,050
           19,500  Mohawk Industries, Inc. (b)                                  1,574,040
           27,800  NBTY, Inc. (b)                                                 626,056
           40,000  Nordstrom, Inc.                                              1,567,200
            8,000  Pacific Sunwear of California, Inc. (b) (d)                    177,280
            5,000  Polo Ralph Lauren Corp.                                        303,050
           66,000  Pulte Homes, Inc. (d)                                        2,535,719
            8,000  Republic Services, Inc., Class A                               340,080
           37,200  Royal Caribbean Cruises Ltd.                                 1,563,144
           27,500  Sonic Automotives, Inc.                                        763,400
            6,000  Starwood Hotels & Resorts                                      406,380
                   Worldwide, Inc.
            5,000  Technical Olympic USA, Inc.                                    101,750
           14,700  The Stanley Works (d)                                          744,702
           10,000  UniFirst Corp.                                                 332,200
           10,600  Whirlpool Corp.                                                969,582
            8,000  Wolverine World Wide, Inc.                                     177,040
           31,800  Zales Corp. (b) (d)                                            891,354
                                                                                  -------
                                                                               24,120,022
                                                                               ----------
Consumer Staples  (2.8%):
           31,200  Church & Dwight Co., Inc.                                    1,151,904
           20,000  Constellation Brands, Inc. (b) (d)                             501,000
            5,000  Molson Coors Brewing Co., Class B                              343,100
           20,700  Ralcorp Holding, Inc. (b)                                      787,635
           18,900  Smithfield Foods, Inc. (b)                                     554,526
           21,700  Spectrum Brands, Inc. (b)                                      471,324
           16,400  Supervalu, Inc. (d)                                            505,448
           23,600  Tyson Foods, Inc., Class A                                     324,264
                                                                                  -------
                                                                                4,639,201
                                                                               ----------
Energy  (9.7%):
           27,710  Apache Corp.                                                 1,815,282
              500  Baker Hughes, Inc.                                              34,200
              900  BJ Services Co.                                                 31,140
           62,700  Chesapeake Energy Corp. (d)                                  1,969,407
           39,644  Devon Energy Corp.                                           2,425,023
           11,300  Forest Oil Corp. (b)                                           420,134
           14,600  Helmerich & Payne, Inc.                                      1,019,372
            9,145  Mariner Energy, Inc. (b)                                       187,566
           19,800  Murphy Oil Corp. (d)                                           986,436
              500  National Oilwell Vargo, Inc. (b)                                32,060
           78,754  Noble Energy, Inc.                                           3,458,876
           11,466  Occidental Petroleum Corp.                                   1,062,325
              700  Patterson-Uti Energy, Inc.                                      22,372
              800  Peabody Energy Corp. (d)                                        40,328
            1,000  Smith International, Inc.                                       38,960
           15,600  Suncor Energy, Inc. ADR                                      1,201,512
              500  Sunoco, Inc.                                                    38,785
           15,000  Unit Corp. (b) (d)                                             836,250
           12,600  Weatherford International, Inc. (b)                            576,450
              700  XTO Energy, Inc.                                                30,499
                                                                                   ------
                                                                               16,226,977
                                                                               ----------
Financials  (18.0%):
           28,500  Allied Capital Corp. (d)                                       872,100
           17,900  AMBAC Financial Group, Inc.                                  1,424,840
           14,600  Amcore Financial, Inc.                                         461,652
           26,200  AmeriCredit Corp. (b)                                          805,126
           21,200  BancorpSouth, Inc.                                             509,012
           12,400  Bear Stearns Companies, Inc. (d)                             1,719,880
           18,818  BOK Financial Corp.                                            894,796
           25,875  Chittenden Corp.                                               749,599
            3,000  CIT Group, Inc.                                                160,560
           26,900  City National Corp.                                          2,065,651
           30,200  Compass Bancshares, Inc.                                     1,528,422
           25,300  Fidelity National Financial, Inc.                              898,909
           24,200  First American Financial Corp.                                 947,672
           34,200  First Horizon National Corp.                                 1,424,430
           17,000  FirstMerit Corp.                                               419,220
            7,021  Fulton Financial Corp.                                         120,761
            4,000  Genworth Financial Inc.                                        133,720
           23,250  Legg Mason, Inc.                                             2,913,923
           13,300  M & T Bank Corp.                                             1,518,062
           26,400  MoneyGram International, Inc.                                  811,008
           22,100  Nationwide Financial Services, Inc.                            950,742
           62,250  Old Republic International Corp.                             1,358,295
           26,000  PMI Group, Inc.                                              1,193,920
           30,900  Protective Life Corp.                                        1,536,966
            3,000  T. Rowe Price Group, Inc.                                      234,630
           32,800  TCF Financial Corp.                                            844,600
           14,749  TD Banknorth, Inc.                                             432,883
           26,700  Torchmark Corp.                                              1,524,570
            7,076  Toronto-Dominion Bank                                          394,133
           21,000  Wilmington Trust Corp.                                         910,350
                                                                                  -------
                                                                               29,760,432
                                                                               ----------
Health Care  (11.8%):
           50,000  AmerisourceBergen Corp.                                      2,413,500
           26,100  Barr Laboratories, Inc. (b) (d)                              1,643,778
            9,540  Caremark Rx, Inc. (b)                                          469,177
           38,775  Coventry Health Care, Inc. (b)                               2,093,075
            4,000  Dentsply International, Inc.                                   232,600
           27,800  Invitrogen Corp. (b) (d)                                     1,949,614
           29,800  Lincare Holdings, Inc. (b)                                   1,161,008
           73,725  Mylan Laboratories, Inc.                                     1,725,165
           23,500  Omnicare, Inc.                                               1,292,265
           22,200  Owens & Minor, Inc.                                            727,494
           18,000  Pediatrix Medical Group, Inc. (b)                            1,847,520
           50,000  Respironics, Inc. (b)                                        1,945,500
           35,300  Thermo Electron Corp. (b)                                    1,309,277
           24,755  Viasys Healthcare, Inc. (b)                                    744,630
            6,000  Watson Pharmaceutical, Inc. (b)                                172,440
                                                                                  -------
                                                                               19,727,043
                                                                               ----------
Industrials  (11.8%):
            9,600  Alliant Techsystems, Inc. (b)                                  740,832
           23,636  Banta Corp.                                                  1,228,599
            5,000  Chaparral Steel Co. (b)                                        324,600
           23,600  Cooper Industries Ltd., Class A                              2,050,840
           16,000  Elbit Systems Ltd.                                             372,960
            3,000  G & K Services, Inc., Class A                                  127,620
           40,700  Griffon Corp. (b)                                            1,010,988
           27,000  Kennametal, Inc.                                             1,650,780
           39,000  L-3 Communications Corp.                                     3,345,810
            5,000  NCO Group, Inc. (b)                                            118,750
            6,000  Oshkosh Truck Corp.                                            373,440
           28,800  Pall Corp. (d)                                                 898,272
           15,600  Parker Hannifin Corp.                                        1,257,516
           32,800  Precision Castparts Corp.                                    1,948,320
            7,000  R.R. Donnelley & Sons Co.                                      229,040
            3,000  Rockwell International Corp.                                   215,730
           16,000  Ryder System, Inc. (d)                                         716,480
           21,500  Teleflex, Inc.                                               1,540,045
           10,000  Textron, Inc. (d)                                              933,900
           11,600  Thomas & Betts Corp. (b)                                       596,008
                                                                                  -------
                                                                               19,680,530
                                                                               ----------
Materials  (4.8%):
           20,700  Albemarle Corp.                                                938,745
           22,200  AptarGroup, Inc.                                             1,226,550
            6,000  Ball Corp. (d)                                                 262,980
            6,200  Bemis Co.                                                      195,796
            8,000  Cymer, Inc. (b)                                                363,520
           27,700  Cytec Industries, Inc.                                       1,662,277
            1,089  Eagle Materials, Inc.                                           69,435
            7,000  FMC Corp.                                                      433,860
            5,300  Lafarge North America Corp.                                    445,200
           18,800  Lubrizol Corp.                                                 805,580
            3,000  Minerals Technologies, Inc.                                    175,230
           18,300  Pactiv Corp. (b)                                               449,082
            6,000  Schnitzer Steel Industries, Inc.                               257,100
            5,000  Texas Industries, Inc.                                         302,450
           10,000  The Scotts Co.                                                 457,600
                                                                                  -------
                                                                                8,045,405
                                                                               ----------
Technology  (14.7%):
          125,333  Activision, Inc. (b) (d)                                     1,728,342
           14,300  Affiliated Computer Services, Inc.                             853,138
                   (b)
            5,000  Amdocs, Ltd. (b)                                               180,300
              434  Avid Technology, Inc. (b)                                       18,862
           10,000  Avocent Corp (b)                                               317,400
            1,950  Benchmark Electronics, Inc. (b)                                 74,783
            6,000  Cognos, Inc. (b)                                               233,400
           13,100  Coherent, Inc. (b)                                             459,941
            4,600  Electronic Arts, Inc. (b) (d)                                  251,712
            3,000  Fiserv, Inc. (b)                                               127,650
           18,928  Fisher Scientific International, Inc.                        1,288,050
                   (b) (d)
           13,600  FLIR Systems, Inc. (b) (d)                                     386,376
           40,000  Forrester Research, Inc. (b)                                   892,800
            3,000  Genzyme Corp. (b)                                              201,660
           33,000  Harris Corp.                                                 1,560,570
           24,400  Imation Corp.                                                1,047,004
           25,000  Integrated Device Technology, Inc.                             371,500
                   (b)
            5,000  Interactive Data Corp.                                         117,500
           16,000  Intergraph Corp. (b)                                           666,560
           12,400  International Rectifier Corp. (b)                              513,732
           12,000  Intersil Corp., Class A                                        347,040
            5,000  Intuit, Inc. (b)                                               265,950
           13,000  Jabil Circuit, Inc. (b)                                        557,180
           29,000  JDA Software Group, Inc. (b)                                   418,760
            7,000  Kla-Tencor Corp.                                               338,520
            9,000  LAM Research Corp. (b)                                         387,000
           11,000  MEMC Electronic Materials, Inc. (b)                            406,120
            3,000  Microchip Technology, Inc. (d)                                 108,900
           25,000  Micron Technology, Inc. (b)                                    368,000
            6,000  Molex, Inc.                                                    199,200
           25,800  NCR Corp. (b)                                                1,078,182
           20,000  Novell, Inc. (b)                                               153,600
            3,000  NVIDIA Corp. (b) (d)                                           171,780
           35,000  ON Semiconductor Corp. (b)                                     254,100
           51,400  Paxar Corp. (b)                                              1,005,898
           17,200  Progress Software Corp. (b)                                    500,348
           11,968  SafeNet, Inc. (b)                                              316,913
           37,300  Sandisk Corp. (b) (d)                                        2,145,495
           32,000  Sybase, Inc. (b)                                               675,840
           89,600  Symantec Corp. (b)                                           1,507,968
           14,000  Symmetricom, Inc. (b)                                          119,700
            7,500  THQ, Inc. (b)                                                  194,175
           20,700  Trimble Navigation Ltd. (b)                                    932,535
           19,500  Varian Semiconductor Equipment                                 547,560
                                                                                  -------
                   Associates, Inc. (b) (d)
                                                                               24,292,044
                                                                               ----------
Telecommunications  (0.6%):
           12,000  CenturyTel, Inc.                                               469,440
           50,000  Sycamore Networks, Inc. (b)                                    235,000
            9,000  Telus Corp.                                                    348,300
                                                                                  -------
                                                                                1,052,740
                                                                               ----------
Utilities  (5.3%):
           12,000  AGL Resources, Inc.                                            432,600
            9,266  Allete, Inc.                                                   431,796
           15,500  Atmos Energy Corp.                                             408,115
            8,000  Constellation Energy Group                                     437,680
           34,800  Energy East Corp.                                              845,640
            9,000  KeySpan Corp.                                                  367,830
           40,500  MDU Resources Group, Inc. (d)                                1,354,725
           27,900  National Fuel Gas Co.                                          912,888
            9,500  New Jersey Resources Corp.                                     429,875
           45,500  Questar Corp.                                                3,187,275
                                                                                ---------
                                                                                8,808,424
                                                                               ----------
Total Common Stocks (Cost $91,054,004)                                        156,352,818
                                                                              -----------

Mutual Funds  (1.6%):
Exchange Traded Funds  (1.6%):
           18,000  iShares S&P Midcap 400                                       1,427,220
            9,000  MidCap SPDR Trust Series 1 Index                             1,302,030
                                                                                ---------
                   Fund (d)

Total Mutual Funds (Cost $1,506,600)                                            2,729,250
                                                                                ---------

Cash Equivalent  (3.8%):
        6,367,969  Huntington Money Market Fund,                                6,367,969
                                                                                ---------
                   Interfund Shares*

Total Cash Equivalent (Cost $6,367,969)                                         6,367,969
                                                                                ---------

Short -Term Securities Held as Collateral for Securities Lending (13.7%):
Mutual Funds (9.9%):
      $16,422,370  JPMorgan Institutional Prime Money Market                   16,422,370
                                                                               ----------
                                                                               16,422,370
                                                                               ----------
Time Deposits (3.4%):
        1,134,484  Bank of Montreal, 4.830%, 4/3/06                             1,134,484
        2,268,967  Barclay Bank PLC, 4.850%, 4/3/06                             2,268,967
        2,268,967  Canadian Imperial Bank of Commerce, 4.812%, 4/3/06           2,268,967
           30,888  Regions Bank, 4.830%, 4/3/06                                    30,888
                                                                                   ------
                                                                                5,703,306
                                                                               ----------
Variable Rate Obligations (0.4%):
            44068  Banco Santander, 4.695%, 4/13/06                                44,068
          477,899  Morgan Stanley & Co., 4.935%, 4/3/06                           477,899
          103,234  Sedina Finance, Inc., 4.788%, 4/25/06                          103,234
                                                                                  -------
                                                                                  625,201
                                                                               ----------
Total Short - Term Securities Held as Collateral
for Securities Lending (cost $22,750,877)                                      22,750,877
                                                                               ----------


Total Investments (Cost $121,679,450) (a)   -   113.1%                        188,200,914
Liabilities in Excess of Other Assets   -   (13.1)%                          (21,712,488)
                                                                             ------------

NET ASSETS   -   100.0%                                                $      166,488,426
                                                                              ===========
------------
See Notes to Portfolio of Investments.

Huntington New Economy Fund
Portfolio of Investments                                                   March 31, 2006
(Unaudited)
      Shares or    Security
 Principal Amount  Description                                                    Value

Common Stocks  (91.6%):
Consumer Discretionary  (15.6%):
           25,900  AAR Corp. (b)                                       $          737,631
           18,000  Adesa, Inc.                                                    481,320
           28,500  Alderwoods Group, Inc. (b)                                     510,150
           18,300  Alliance Atlantis Communications,                              558,150
                   Inc. (b)
            2,200  Ambassadors Group, Inc.                                         55,880
            4,500  Autoliv, Inc.                                                  254,610
            6,100  AutoNation, Inc. (b)                                           131,455
              800  Avatar Holdings, Inc. (b) (d)                                   48,800
            4,800  Barnes & Noble, Inc. (d)                                       222,000
            1,900  Black & Decker Corp.                                           165,091
            1,200  Bristow Group, Inc. (b)                                         37,080
            8,400  Brookfield Asset Management, Inc.                              462,504
            7,950  Bunge Ltd.                                                     442,895
            5,200  Burlington Coat Factory Warehouse                              236,340
                   Corp.
            8,000  Burlington Northern Santa Fe Corp.                             666,640
           20,000  Casey's General Stores, Inc.                                   457,400
            5,500  Centex Corp.                                                   340,945
            3,700  Charming Shoppes, Inc. (b)                                      55,019
           13,600  Chiquita Brands International, Inc.                            228,072
            8,000  Circuit City Stores, Inc.                                      195,840
           13,600  Coach, Inc. (b)                                                470,288
           12,733  D. R. Horton, Inc.                                             422,990
            1,300  Darden Restaurants, Inc.                                        53,339
           17,300  Donegal Group, Inc., Class A                                   451,357
              899  Fidelity National Title Group, Inc.,                            20,470
                   Class A
            2,363  GameStop Corp. (b)                                             111,392
            1,835  Harrah's Entertainment, Inc.                                   143,057
           26,600  Innkeepers USA Trust                                           450,870
            3,200  J.C. Penney Co., Inc.                                          193,312
            7,500  K-Swiss, Inc.                                                  226,050
            3,400  KB Home                                                        220,932
           15,000  Kendle International, Inc. (b)                                 507,000
            3,200  Lennar Corp.                                                   193,216
            9,100  Longs Drug Stores Corp.                                        421,148
            2,700  M/I Schottenstein Homes, Inc.                                  126,900
            2,531  MDC Holdings, Inc. (d)                                         162,769
            5,000  MGM Grand, Inc. (b)                                            215,450
            5,600  Nordstrom, Inc.                                                219,408
              380  NVR, Inc. (b)                                                  280,801
           44,000  Pathmark Stores, Inc. (b)                                      460,240
            4,200  Pulte Homes, Inc. (d)                                          161,364
            4,100  Ryland Group, Inc.                                             284,540
           12,900  SCP Pool Corp.                                                 605,139
            2,200  Sears Holdings Corp. (b)                                       290,928
            6,600  Standard-Pacific Corp.                                         221,892
            3,100  Starwood Hotels & Resorts                                      209,963
                   Worldwide, Inc.
            6,250  Technical Olympic USA, Inc.                                    127,188
           14,800  The Great Atlantic & Pacific Tea Co.,                          516,964
                    Inc. (b)
           11,500  The Pantry, Inc. (b)                                           717,484
            3,600  Toll Brothers, Inc. (b)                                        124,668
            1,300  United Fire & Casualty                                          42,770
            9,200  Urban Outfitters, Inc. (b)                                     225,768
            5,500  Vail Resorts, Inc. (b)                                         210,210
            3,500  YUM! Brands, Inc.                                              171,010
            8,200  Zenith National Insurance Corp.                                394,666
                                                                                  -------
                                                                               15,943,365
                                                                               ----------
Consumer Staples  (3.0%):
            1,500  American Greetings Corp., Class A                               32,430
           17,400  Archer-Daniels-Midland Co.                                     585,510
           11,400  Chattem, Inc. (b)                                              429,210
           16,600  Constellation Brands, Inc. (b) (d)                             415,830
           15,600  CVS Corp.                                                      465,972
           18,000  Flowers Foods, Inc.                                            534,600
           12,900  Pilgrim's Pride Corp.                                          279,543
            9,200  Ralcorp Holding, Inc. (b)                                      350,060
                                                                                  -------
                                                                                3,093,155
                                                                               ----------
Energy  (8.5%):
            4,800  Atwood Oceanics, Inc. (b)                                      484,848
              600  BP Amoco PLC - ADR                                              41,364
            5,800  Burlington Resources, Inc.                                     533,078
           13,300  Chesapeake Energy Corp. (d)                                    417,753
            1,000  Cimarex Energy Co.                                              43,260
            4,000  ConocoPhillips                                                 252,600
           15,200  Edge Petroleum Corp. (b)                                       379,696
            9,000  Edison International                                           370,620
           12,400  Grand Prideco, Inc. (b) (d)                                    531,216
            6,500  Helmerich & Payne, Inc.                                        453,830
            5,400  Hydril (b)                                                     420,930
           15,200  KCS Energy, Inc. (b)                                           395,200
            2,165  Marathon Oil Corp.                                             164,908
            4,200  Murphy Oil Corp. (d)                                           209,244
            3,200  Occidental Petroleum Corp.                                     296,480
           12,600  Oil States International, Inc. (b)                             464,310
            9,000  Remington Oil & Gas Corp. (b)                                  388,980
            1,300  South Jersey Industries, Inc.                                   35,451
           11,200  Todco, Class A                                                 441,392
            5,500  Transocean Sedco Forex, Inc. (b)                               441,650
            8,000  TXU Corp.                                                      358,080
            6,500  Unit Corp. (b)                                                 362,375
            9,682  Valero Energy Corp.                                            578,790
            3,175  Weatherford International, Inc. (b)                            145,256
            9,554  XTO Energy, Inc.                                               416,268
                                                                                  -------
                                                                                8,627,579
                                                                               ----------
Financials  (9.6%):
            1,500  Advanta Corp., Class A                                          51,135
            1,400  American Physicians Capital, Inc. (b)                           67,200
           25,200  American Real Estate Partners LP                             1,161,719
            3,700  Beverly Hills Bancorp, Inc.                                     39,220
           12,000  Capital Corp. of the West                                      440,640
            9,800  CB Richard Ellis Group, Inc. (b)                               790,860
            9,600  CBL & Associates Properties, Inc.                              407,520
           18,000  Center Financial Corp.                                         436,140
              800  Commerce Group, Inc.                                            42,272
           23,950  CompuCredit Corp. (b)                                          881,600
           13,100  Countrywide Credit Industries, Inc. (d)                        480,770
           11,200  Credicorp Ltd.                                                 296,576
            5,142  Fidelity National Financial, Inc.                              182,695
            5,100  First American Financial Corp.                                 199,716
            6,150  First Republic Bancorp, Inc.                                   232,593
            3,000  Golden West Financial Corp.                                    203,700
            9,800  Jones Lang LaSalle, Inc. (d)                                   750,092
            9,950  Nelnet, Inc. (b)                                               414,418
           13,800  Philadelphia Consolidated Holdings                             471,132
                   Corp. (b)
            1,700  Progressive Corp.                                              177,242
            1,400  Provident Financial Holdings, Inc.                              45,640
            1,600  Safety Insurance Group, Inc.                                    73,056
            7,300  Shinhan Financial Group Co., Ltd.                              643,130
                   ADR
            7,200  Sovereign Bancorp                                              157,752
            1,400  Stancorp Financial Group, Inc.                                  75,754
            1,400  Taylor Capital Group, Inc.                                      54,866
            7,700  Ventas, Inc.                                                   255,486
           12,755  Wachovia Corp.                                                 714,918
                                                                                  -------
                                                                                9,747,842
                                                                               ----------
Health Care  (14.8%):
           13,200  Aetna, Inc. (d)                                                648,648
           13,900  Alpharma, Inc., Class A                                        372,798
            4,300  Bausch & Lomb, Inc.                                            273,910
            6,100  Becton, Dickinson & Co.                                        375,638
            7,900  Biosite, Inc. (b) (d)                                          410,247
           16,800  Biovail Corp.                                                  409,080
           17,200  Caremark Rx, Inc. (b)                                          845,896
           12,400  Cerner Corp. (b) (d)                                           588,380
           20,900  Community Health Care, Inc. (b)                                755,535
           10,077  Cooper Companies, Inc. (d)                                     544,460
           11,100  Coventry Health Care, Inc. (b)                                 599,178
           12,600  Dade Behring Holdings, Inc.                                    449,946
           11,700  DaVita, Inc. (b)                                               704,457
            4,900  Dentsply International, Inc.                                   284,935
            9,300  Genesis Healthcare Corp. (b)                                   408,642
            1,000  Haemonetics Corp. (b)                                           50,770
           14,300  Humana, Inc. (b)                                               752,895
              800  Intuitive Surgical, Inc. (b) (d)                                94,400
           24,200  King Pharmaceuticals, Inc. (b)                                 417,450
           39,600  Option Care, Inc.                                              559,944
            5,500  Pediatrix Medical Group, Inc. (b)                              564,520
            7,000  Quest Diagnostics, Inc.                                        359,100
            1,000  SFBC International, Inc. (b) (d)                                24,380
           23,000  Sierra Health Services, Inc. (b)                               936,100
           28,000  Thoratec Corp. (b)                                             539,560
           26,322  UnitedHealth Group, Inc.                                     1,470,347
           23,600  Ventiv Health, Inc. (b) (d)                                    783,992
           10,800  Wellpoint, Inc. (b)                                            836,244
                                                                                  -------
                                                                               15,061,452
                                                                               ----------
Industrials  (15.4%):
            1,900  Agrium, Inc.                                                    47,994
            5,400  Albany International Corp.                                     205,686
            8,100  AMERCO (b)                                                     801,657
            1,500  Applied Industrial Tech, Inc.                                   66,900
           18,600  Astec Industries, Inc. (b)                                     667,740
            1,500  Aviall, Inc. (b)                                                57,120
           11,800  Canadian Pacific Railway Ltd.                                  589,646
            7,800  Chemed Corp.                                                   462,852
           10,800  Dollar Thrifty Automotive Group,                               490,320
                   Inc. (b)
            9,100  DRS Technologies, Inc.                                         499,317
           15,500  FirstService Corp. (b)                                         381,145
            8,300  Flowserve Corp. (b)                                            484,222
           10,800  Gardner Denver, Inc. (b)                                       704,160
            6,800  Genlyte Group, Inc. (b)                                        463,352
           15,000  Hornbeck Offshore Services, Inc. (b)                           541,050
            1,000  IDEX Corp.                                                      52,170
            4,000  L-3 Communications Corp.                                       343,160
           19,000  Labor Ready, Inc. (b)                                          455,050
           17,000  Laidlaw International, Inc.                                    462,400
           10,200  Manitowoc Co.                                                  929,730
           16,200  McGrath Rentcorp                                               486,972
           24,000  Mobile Mini, Inc. (b)                                          742,080
            3,300  PACCAR, Inc.                                                   232,584
           10,400  Precision Castparts Corp.                                      617,760
           13,750  Shaw Group, Inc. (b)                                           418,000
            8,200  Simpson Manufacturing Co., Inc.                                355,060
           12,000  Teledyne Technologies, Inc. (b)                                427,200
            5,600  Terex Corp. (b)                                                443,744
            7,200  Timken Co.                                                     232,344
           12,100  Trinity Industries, Inc.                                       658,119
            8,600  Universal Forest Products, Inc.                                546,014
            9,300  USG Corp. (b)                                                  883,128
            8,400  Washington Group International,                                482,076
                   Inc.
           11,000  West Corp. (b)                                                 491,260
                                                                                  -------
                                                                               15,722,012
                                                                               ----------
Materials  (5.5%):
            4,944  Barrick Gold Corp.                                             134,675
            1,900  Belden CDT, Inc.                                                51,737
           20,600  Encore Wire Corp. (b)                                          697,928
           30,200  General Cable Corp. (b)                                        915,966
           13,100  Greatbatch, Inc. (b)                                           287,021
            3,100  INCO Ltd.                                                      154,659
            8,300  NS Group, Inc. (b)                                             382,049
            8,000  Phelps Dodge Corp.                                             644,240
            7,600  Precision Drilling Corp. (d)                                   245,784
            6,000  Quanex Corp.                                                   399,780
            4,500  Reliance Steel & Aluminum Co. (d)                              422,640
            9,600  RTI International Metals, Inc. (b)                             526,560
            5,000  Silgan Holdings, Inc.                                          200,850
            5,900  Southern Copper Corp                                           498,432
                                                                                  -------
                                                                                5,562,321
                                                                               ----------
Technology  (13.8%):
           27,733  Activision, Inc. (b) (d)                                       382,438
            2,400  Agilysys, Inc.                                                  36,144
           11,900  Ansys, Inc. (b)                                                644,385
            5,100  Anteon International Corp. (b)                                 278,256
           30,200  Apple Computer, Inc. (b)                                     1,894,144
           58,600  Arris Group, Inc. (b)                                          806,336
           33,200  Autodesk, Inc. (b)                                           1,278,864
           32,500  Bottomline Technologies, Inc. (b)                              446,225
           10,800  EMC Corp. (b)                                                  147,204
           14,000  Intergraph Corp. (b)                                           583,240
           21,100  Internet Security, Inc. (b)                                    505,978
           11,600  Itron, Inc. (b)                                                694,260
            5,600  Jabil Circuit, Inc. (b)                                        240,016
           19,000  Komag, Inc. (b) (d)                                            904,400
            1,500  McAfee, Inc. (b)                                                36,495
           14,600  Micros Systems, Inc. (b)                                       672,622
           12,200  NCR Corp. (b)                                                  509,838
            2,800  Netratings, Inc. (b)                                            37,100
           18,400  NVIDIA Corp. (b) (d)                                         1,053,584
            6,700  Progress Software Corp. (b)                                    194,903
           42,600  Radiant Systems, Inc. (b)                                      575,952
           22,000  SBA Communications Corp. (b)                                   515,020
            6,600  SRA International, Inc. (b)                                    249,018
           33,450  TALX Corp.                                                     952,656
           42,800  Viscount Systems, Inc. (b)                                      23,112
           12,176  Yahoo, Inc. (b)                                                392,798
                                                                                  -------
                                                                               14,054,988
                                                                               ----------
Telecommunications  (2.7%):
           26,097  American Tower Corp., Class A (b) (d)                          791,261
           18,252  Sprint Corp.                                                   471,632
            5,000  Telephone & Data Systems, Inc.                                 197,200
            5,000  Telephone & Data Systems, Inc.                                 188,750
                   Special Shares
           12,400  Telus Corp.                                                    479,880
           58,500  UbiquiTel, Inc. (b)                                            590,850
                                                                                  -------
                                                                                2,719,573
                                                                               ----------
Utilities  (2.7%):
           25,000  AES Corp. (b)                                                  426,500
           17,000  Allegheny Energy, Inc. (b)                                     575,449
            4,900  Constellation Energy Group                                     268,079
            7,600  Energen Corp.                                                  266,000
            8,250  ONEOK, Inc.                                                    266,063
            5,200  Questar Corp.                                                  364,260
           23,250  Sierra Pacific Resources (b)                                   321,083
           11,000  UGI Corp.                                                      231,770
                                                                                  -------
                                                                                2,719,204
                                                                               ----------
Total Common Stocks (Cost $60,800,802)                                         93,251,491
                                                                               ----------

Cash Equivalent  (7.8%):
        7,906,662  Huntington Money Market Fund,                                7,906,662
                                                                                ---------
                   Interfund Shares*

Total Cash Equivalent (Cost $7,906,662)                                         7,906,662
                                                                                ---------

Short -Term Securities Held as Collateral for Securities Lending (9.3%):
Mutual Funds (6.2%):
       $6,305,145  JPMorgan Institutional Prime Money Market                    6,305,145
                                                                                ---------
                                                                                6,305,145
                                                                               ----------
Time Deposits (2.5%):
          501,868  Bank of Montreal, 4.830%, 4/3/06                               501,868
        1,003,736  Barclay Bank PLC, 4.850%, 4/3/06                             1,003,736
        1,003,736  Canadian Imperial Bank of Commerce, 4.812%, 4/3/06           1,003,736
         29,232    Regions Bank, 4.830%, 4/3/06                                    29,232
                                                                                   ------
                                                                                2,538,572
                                                                               ----------
Variable Rate Obligations (0.6%):
          643,866  Morgan Stanley & Co., 4.935%, 4/3/06                           643,866
                                                                                  -------
                                                                                  643,866
                                                                               ----------
Total Short - Term Securities Held as Collateral
for Securities Lending (cost $9,487,583)                                        9,487,583
                                                                               ----------


Total Investments (Cost $78,195,047) (a)   -   108.7%                         110,645,736
Liabilities in Excess of Other Assets -   (8.7)%                              (8,922,742)
                                                                              -----------

NET ASSETS   -   100.0%                                                $      101,722,994
                                                                              ===========
------------
See Notes to Portfolio of Investments.

Huntington Rotating Markets Fund
Portfolio of Investments                                                   March 31, 2006
(Unaudited)


                   Security
         Shares   Description                                                      Value

Mutual Funds  (95.9%):
           79,656  iShares EAFE Index Fund                             $        5,179,233
           30,150  iShares MSCI Canada Index Fund                                 712,445
           21,937  iShares MSCI Emerging Markets                                2,171,763
                   Index Fund
           48,843  iShares MSCI EMU Index Fund                                  4,256,667
           12,200  iShares MSCI France Index Fund                                 356,362
           15,100  iShares MSCI Germany Index Fund                                348,055
           20,286  iShares MSCI Hong Kong Index                                   273,658
                   Fund
           12,350  iShares MSCI Italy Index Fund                                  344,565
           56,000  iShares MSCI Japan Index Fund                                  806,400
           26,450  iShares MSCI Mexico Index Fund                               1,014,093
           10,000  iShares MSCI Pacific ex-Japan                                1,049,500
                   Index Fund
           11,800  iShares MSCI South Korea Index                                 550,470
                   Fund
           43,497  iShares MSCI United Kingdom Index                              877,769
                   Fund
           50,013  iShares Russell 1000 Index Fund                              3,529,918
            5,574  iShares Russell 3000 Value Index                               533,265
                   Fund
           17,547  iShares Russell Midcap Value Index                           2,340,770
                   Fund
           22,686  iShares S&P Small Cap 600 Index                              1,478,673
                   Fund
           11,285  iShares S&P SmallCap 600 BARRA                               1,460,956
                   Growth Index Fund
            8,200  iShares U.S. Energy Sector Index                               755,712
                   Fund
           23,125  MidCap SPDR Trust Series 1 Index                             3,345,494
                   Fund
           12,100  Rydex S&P Equal Weight Index                                 2,134,440
                                                                                ---------
                   Fund

Total Mutual Funds (Cost $24,961,429)                                          33,520,208
                                                                               ----------

Cash Equivalent  (4.0%):
        1,389,380  Huntington Money Market Fund,                                1,389,380
                                                                                ---------
                   Interfund Shares*

Total Cash Equivalent (Cost $1,389,380)                                         1,389,380
                                                                                ---------



Total Investments (Cost $26,350,809) (a)   -   99.9%                           34,909,588
Other Assets in Excess of Liabilities   -   0.1%                                   27,806
                                                                               ----------

NET ASSETS   -   100.0%                                                $       34,937,394
                                                                               ==========
------------
See Notes to Portfolio of Investments.

Huntington Situs Small Cap Fund
Portfolio of Investments                                                   March 31, 2006
(Unaudited)


          Shares orSecurity
    Principal AmountDescription                                                    Value

Common Stocks  (97.1%):
Australia  (0.4%):
Industrials  (0.4%):
           25,000  Orica Ltd.                                          $          414,928
                                                                                  -------

Cayman Islands  (1.6%):
Consumer Discretionary  (1.6%):
           20,000  Garmin Ltd. (d)                                              1,588,600
                                                                                ---------

Chile  (0.3%):
Materials  (0.3%):
            2,400  Sociedad Quimica y Minera de Chile                             272,400
                                                                                  -------
                   SA ADR

Denmark  (1.0%):
Energy  (0.5%):
           21,500  Vestas Wind Systems A/S (b)                                    536,033
                                                                                  -------
Health Care  (0.5%):
            6,800  Novozymes A/S, Class B                                         461,116
                                                                                  -------
                                                                                  997,149
                                                                               ----------
Finland  (0.8%):
Industrials  (0.8%):
            9,100  Cargotec Corp., Class B                                        372,693
            9,400  Kone Oyj, Class B                                              386,916
                                                                                  -------
                                                                                  759,609
                                                                               ----------
                                                                                  759,609
                                                                               ----------
Germany  (1.4%):
Consumer Staples  (0.8%):
           10,000  Douglas Holding AG                                             471,107
            3,867  Fielmann AG                                                    326,635
                                                                                  -------
                                                                                  797,742
                                                                               ----------
Health Care  (0.6%):
           12,700  Stada Arzneimittel AG                                          547,524
                                                                                  -------
                                                                                1,345,266
                                                                               ----------
Hong Kong  (0.3%):
Consumer Discretionary  (0.3%):
           58,000  Television Broadcasts Ltd.                                     328,913
                                                                                  -------

Ireland  (0.3%):
Consumer Staples  (0.3%):
           12,000  Kerry Group PLC                                                288,190
                                                                                  -------

Italy  (0.5%):
Energy  (0.5%):
           22,200  Saipem SPA                                                     513,514
                                                                                  -------

Japan  (1.6%):
Consumer Discretionary  (0.0%):
               90  Hokuto Corp.                                                     1,384
                                                                                    -----
Consumer Staples  (0.1%):
           14,000  Fuji Oil Co. Ltd.                                              129,793
                                                                                  -------
Health Care  (0.8%):
           33,000  Tanabe Seiyaku Co. Ltd.                                        365,949
           10,900  Terumo Corp.                                                   358,455
                                                                                  -------
                                                                                  724,404
                                                                               ----------
Industrials  (0.3%):
           13,600  Sato Corp.                                                     325,901
                                                                                  -------
Technology  (0.4%):
           32,000  Furuno Electric Co. Ltd.                                       385,316
                                                                                  -------
                                                                                1,566,798
                                                                               ----------
Singapore  (0.5%):
Consumer Staples  (0.5%):
           74,000  Asia Pacific Breweries Ltd.                                    446,611
                                                                                  -------

Spain  (0.4%):
Technology  (0.4%):
           15,000  Prosegur Compania de Seguridad                                 378,958
                                                                                  -------
                   SA

Sweden  (0.5%):
Consumer Discretionary  (0.5%):
           19,200  Haldex AB                                                      456,268
                                                                                  -------

Switzerland  (0.4%):
Consumer Staples  (0.4%):
               22  Lindt & Spruengli AG                                           427,914
                                                                                  -------

United Kingdom  (1.6%):
Consumer Staples  (0.4%):
           31,188  Bunzl PLC                                                      370,047
                                                                                  -------
Materials  (0.8%):
           14,000  Antofagasta PLC                                                519,735
           56,050  Filtrona PLC                                                   317,913
                                                                                  -------
                                                                                  837,648
                                                                               ----------
Technology  (0.4%):
          121,000  Halma PLC                                                      394,652
                                                                                  -------
                                                                                1,602,347
                                                                               ----------
United States  (85.5%):
Consumer Discretionary  (10.0%):
           30,000  AnnTaylor Stores Corp. (b)                                   1,103,700
           49,900  Audiovox Corp., Class A (b)                                    595,806
           40,050  Brunswick Corp.                                              1,556,343
           10,500  Columbia Sportswear Co. (b) (d)                                559,965
           17,050  Fossil, Inc. (b)                                               316,789
           20,000  Kerzner International Ltd. (b) (d)                           1,556,400
            5,362  MDC Holdings, Inc. (d)                                         344,830
           14,200  Polo Ralph Lauren Corp.                                        860,662
           13,850  RENT-A-CENTER, Inc. (b)                                        354,422
           21,000  ScanSource, Inc. (b)                                         1,268,610
            7,200  Thor Industries, Inc.                                          384,192
           20,600  Urban Outfitters, Inc. (b) (d)                                 505,524
           21,900  West Marine, Inc. (b)                                          328,719
                                                                                  -------
                                                                                9,735,962
                                                                               ----------
Consumer Staples  (2.1%):
           37,977  Fresh Del Monte Produce, Inc.                                  803,214
           40,500  Performance Food Group Co. (b)                               1,263,195
                                                                                ---------
                                                                                2,066,409
                                                                               ----------
Energy  (12.1%):
            3,500  Atwood Oceanics, Inc. (b)                                      353,535
           13,000  CARBO Ceramics, Inc.                                           739,830
           60,200  Denbury Resources, Inc. (b)                                  1,906,534
            5,600  Dril-Quip, Inc. (b)                                            396,760
           51,500  Headwaters, Inc. (b) (d)                                     2,049,184
           13,200  Houston Exploration Co. (b)                                    695,640
           16,500  Hydril Co. (b)                                               1,286,175
           21,400  Newfield Exploration Co. (b)                                   896,660
            6,000  Oceaneering International, Inc. (b)                            343,800
           26,000  Remington Oil & Gas Corp. (b)                                1,123,720
            7,000  Swift Energy Co. (b)                                           262,220
           16,500  Veritas DGC, Inc. (b)                                          748,935
           24,554  XTO Energy, Inc.                                             1,069,818
                                                                                ---------
                                                                               11,872,811
                                                                               ----------
Financials  (10.5%):
           27,600  Arch Capital Group Ltd. (b)                                  1,593,624
           35,000  Bancshares of Florida, Inc (b)                                 768,758
           15,800  CBL & Associates Properties, Inc.                              670,710
           55,400  Colonial Bancgroup, Inc.                                     1,385,000
           30,000  Cullen/Frost Bankers, Inc.                                   1,612,500
            8,000  Healthcare Realty Trust, Inc.                                  299,040
           10,900  HRPT Properties Trust                                          127,966
           20,000  Main Street Banks, Inc.                                        517,600
           10,841  SCBT Financial Corp.                                           380,302
           52,800  Scottish Annuity & Life Holdings                             1,309,968
                   Ltd.
           14,488  TD Banknorth, Inc.                                             425,223
           18,800  WSFS Financial Corp.                                         1,181,204
                                                                                ---------
                                                                               10,271,895
                                                                               ----------
Health Care  (11.4%):
           70,000  Albany Molecular Research (b)                                  711,200
           18,500  Bio-Rad Laboratories, Inc., Class A (b)                      1,153,475
           47,600  Cerner Corp. (b) (d)                                         2,258,620
           43,700  Edwards Lifesciences Corp. (b)                               1,900,950
           85,000  Intermagnetics General Corp. (b)                             2,129,250
           30,000  Kindred Healthcare, Inc. (b)                                   754,500
           43,400  Mentor Corp.                                                 1,966,454
            9,300  Par Pharmaceutical, Inc. (b)                                   262,074
                                                                                  -------
                                                                               11,136,523
                                                                               ----------
Industrials  (15.6%):
           10,000  Alliant Techsystems, Inc. (b)                                  771,700
           20,000  American Woodmark Corp.                                        710,000
           51,000  Armor Holdings, Inc. (b)                                     2,972,790
            8,600  Banta Corp.                                                    447,028
           13,900  CDI Corp.                                                      399,903
           45,000  ElkCorp                                                      1,518,750
           35,000  Jacobs Engineering Group, Inc. (b)                           3,035,899
           22,400  Precision Castparts Corp.                                    1,330,560
            8,000  Ryder System, Inc.                                             358,240
           12,700  Timken Co.                                                     409,829
           41,400  Universal Forest Products, Inc.                              2,628,486
           28,750  Werner Enterprises, Inc.                                       528,138
                                                                                  -------
                                                                               15,111,323
                                                                               ----------
Materials  (8.5%):
           11,000  Albemarle Corp.                                                498,850
           10,000  Commercial Metals Co.                                          534,900
           48,900  Florida Rock Industries                                      2,749,158
            3,900  Quanex Corp.                                                   259,857
           38,500  RTI International Metals, Inc. (b)                           2,111,725
           27,300  Steel Technologies, Inc.                                       663,390
           33,000  The Scotts Co., Class A                                      1,510,080
                                                                                ---------
                                                                                8,327,960
                                                                               ----------
Technology  (13.1%):
           27,000  Black Box Corp.                                              1,297,350
           23,000  Compuware Corp. (b)                                            180,090
           27,000  eSPEED, Inc., Class A (b)                                      215,190
           47,000  Global Imaging Systems, Inc. (b)                             1,785,060
           30,300  Hutchinson Technology, Inc. (b)                                914,151
           29,150  Imation Corp.                                                1,250,827
           48,200  Intergraph Corp. (b)                                         2,008,011
           50,600  Methode Electronics, Inc.                                      551,034
           60,900  Standard Microsystems Corp. (b)                              1,582,182
           30,000  StarTek, Inc.                                                  706,800
           13,144  Tektronix, Inc.                                                469,372
           57,900  Transaction Systems Architects,                              1,807,059
                                                                                ---------
                   Inc. (b)
                                                                               12,767,126
                                                                               ----------
Telecommunications  (0.2%):
           19,000  General Communication, Inc., Class                             229,710
                                                                                  -------
                   A (b)

Utilities  (2.0%):
           19,900  Hawaiian Electric Industries, Inc. (d)                         539,887
           10,100  Northwest Natural Gas Co.                                      358,449
           50,500  UGI Corp.                                                    1,064,035
                                                                                ---------
                                                                                1,962,371
                                                                               ----------
                                                                               83,482,090
                                                                               ----------
Total Common Stocks (Cost $65,103,619)                                         94,869,555
                                                                               ----------

Cash Equivalent  (2.9%):
        2,845,218  Huntington Money Market Fund, Interfund Shares*              2,845,218
                                                                                ---------


Total Cash Equivalent (Cost $2,845,218)                                         2,845,218
                                                                                ---------

Short -Term Securities Held as Collateral for Securities Lending (13.2%):
Mutual Funds (9.5%):
       $9,201,382  JPMorgan Institutional Prime Money Market                    9,201,382
                                                                               ----------
                                                                                9,201,382
                                                                               ----------
Time Deposits (3.7%):
          732,399  Bank of Montreal, 4.830%, 4/3/06                               732,399
        1,464,797  Barclay Bank PLC, 4.850%, 4/3/06                             1,464,797
        1,464,797  Canadian Imperial Bank of Commerce, 4.812%, 4/3/06           1,464,797
                                                                                ---------
                                                                                3,661,993
                                                                               ----------
Total Short - Term Securities Held as Collateral
for Securities Lending (cost $12,863,375)                                      12,863,375
                                                                               ----------


Total Investments (Cost $80,812,212) (a)   -   113.2%                         110,578,148
Liabilities in Excess of Other Assets   -   (13.2)%                          (12,817,582)
                                                                             ------------

NET ASSETS   -   100.0%                                                $       97,760,566
                                                                               ==========
------------
See Notes to Portfolio of Investments.

Huntington Fixed Income Securities Fund
Portfolio of Investments                                                   March 31, 2006
(Unaudited)


        Principal  Security
         Amount   Description                                                      Value

Corporate Bonds  (38.7%):
Consumer Discretionary  (4.2%):
       $1,000,000  Carlisle Cos., Inc., 7.250%,                        $        1,008,656
                   1/15/07
        1,000,000  E.W. Scripps Co., 6.625%,                                    1,012,903
                   10/15/07
        1,500,000  Hanson PLC, 7.875%, 9/27/10                                  1,623,873
        1,000,000  Philips Electronics NV, 8.375%,                              1,013,130
                   9/15/06
        2,500,000  Tandy Corp., 6.950%, 9/1/07                                  2,536,578
                                                                                ---------
                                                                                7,195,140
                                                                               ----------
Energy  (3.0%):
        1,300,000  Gulf Power Co., 4.900%, 10/1/14                              1,237,315
        1,000,000  Kinder Morgan Energy Partners,                               1,022,312
                   6.800%, 3/1/08
        2,000,000  Kinder Morgan Energy Partners,                               2,191,712
                   7.400%, 3/15/31
          750,000  Trans-Canada Pipelines, 9.125%,                                751,088
                                                                                  -------
                   4/20/06
                                                                                5,202,427
                                                                               ----------
Financials  (13.4%):
        2,000,000  American General Finance Corp.,                              1,959,166
                   4.625%, 5/15/09
        1,000,000  First Tennessee Bank, 6.400%,                                1,018,240
                   4/1/08
        1,000,000  General Electric Capital Corp.,                              1,113,579
                   6.750%, 3/15/32
        2,000,000  General Electric Global Insurance                            2,139,272
                   Holdings Corp., 7.500%, 6/15/10
        1,000,000  Household Financial Corp., 5.750%,                           1,004,187
                   1/30/07
        2,000,000  HSBC Finance Corp., 5.625%,                                  1,852,198
                   6/15/20
        1,000,000  Key Bank, 4.412%, 3/18/08                                      987,771
        3,000,000  Lehman Brothers Holdings, 7.000%,                            3,085,869
                   2/1/08
        1,000,000  Metlife, Inc., 5.000%, 11/24/13                                959,805
        2,000,000  Morgan Stanley, 5.375%, 10/15/15                             1,937,170
        1,000,000  Morgan Stanley Dean Witter & Co.,                            1,049,646
                   6.750%, 10/15/13
        1,180,000  Protective Life Insurance Trust,                             1,135,011
                   4.000%, 10/7/09
        2,050,000  RenaissanceRe Holdings Ltd.,                                 1,991,680
                   5.875%, 2/15/13
        2,000,000  SLM Corp., Series A, 5.375%,                                 1,972,866
                   1/15/13
        1,000,000  SunAmerica, Inc., 6.750%, 10/1/07                            1,018,202
                                                                                ---------
                                                                               23,224,662
                                                                               ----------
Health Care  (2.2%):
        1,400,000  Allegiance Corp., 7.300%, 10/15/06                           1,412,751
        2,500,000  Wellpoint, Inc., 4.250%, 12/15/09                            2,400,658
                                                                                ---------
                                                                                3,813,409
                                                                               ----------
Industrials  (4.4%):
        1,000,000  Atchison Topeka & Santa Fe                                   1,003,214
                   Railroad, 6.550%, 7/1/06
        1,000,000  Cooper Industries, Inc., 5.250%,                               995,729
                   7/1/07
        1,000,000  Norsk Hydro AS, 6.700%, 1/15/18                              1,075,743
        2,460,000  Thermo Electron Corp., 7.625%,                               2,576,936
                   10/30/08
        2,080,000  Union Pacific Corp., 5.214%,                                 2,015,416
                   9/30/14                                                      ---------
                                                                                7,667,038
                                                                               ----------
Materials  (1.8%):
        3,000,000  Barrick Gold Corp., 7.500%, 5/1/07                           3,065,898
                                                                                ---------

Real Estate Investment Trusts  (5.0%):
        1,045,000  Avalon Properties, 6.875%,                                   1,067,705
                   12/15/07
        1,500,000  CPG Partners LP, 3.500%, 3/15/09                             1,424,012
        2,000,000  Duke Realty LP, 3.500%, 11/1/07                              1,945,100
        1,000,000  MACK-CALI Realty LP, 7.750%,                                 1,079,717
                   2/15/11
        1,949,000  Simon Property Group LP, 6.875%,                             1,965,421
                   11/15/06
        1,000,000  Weingarten Realty Investment,                                1,069,361
                                                                                ---------
                   7.350%, 7/20/09
                                                                                8,551,316
                                                                               ----------
Technology  (1.7%):
        2,000,000  Cisco Systems, Inc., 5.500%,                                 1,969,958
                   2/22/16
        1,000,000  The Reynold & Reynolds Co.,                                    996,589
                                                                                  -------
                   7.000%, 12/15/06
                                                                                2,966,547
                                                                               ----------
Telecommunications  (0.6%):
        1,000,000  Alltel Ohio LP, 8.000%, 8/15/10 (c)                          1,088,164
                                                                                ---------

Utilities  (2.4%):
        1,000,000  Atlantic City Electric Co., 6.750%,  5/12/08                 1,022,072

        1,000,000  Cincinnati Gas & Electric Co., 6.4%, 4/1/08                  1,016,805

        1,000,000  Cinergy Global Resources, 6.200%, 11/3/05 (c)                1,017,156

        1,000,000  CLECO Corp., 6.520%, 5/15/09                                 1,019,628
                                                                                ---------
                                                                                4,075,661
                                                                               ----------
Total Corporate Bonds (Cost $67,611,924)                                       66,850,262
                                                                               ----------

U.S. Treasury Obligations  (30.3%):
U.S. Treasury Bonds  (8.8%):
        2,000,000  8.750%, 8/15/20                                              2,747,032
        2,000,000  6.000%, 2/15/26                                              2,231,562
        5,000,000  6.750%, 8/15/26                                              6,055,860
        1,500,000  5.250%, 11/15/28                                             1,540,196
        2,500,000  5.375%, 2/15/31                                              2,631,640
                                                                                ---------
                                                                               15,206,290
                                                                               ----------
U.S. Treasury Notes  (21.5%):
        2,750,000  3.125%, 10/15/08                                             2,639,357
        7,500,000  5.750%, 8/15/10 (d)                                          7,773,337
        1,500,000  4.500%, 11/15/10                                             1,479,843
        5,000,000  4.250%, 8/15/13                                              4,808,985
        2,500,000  4.250%, 11/15/13 (d)                                         2,401,173
        6,500,000  2.000%, 7/15/14                                              6,668,979
        5,000,000  7.500%, 11/15/16                                             6,041,795
        4,500,000  6.125%, 8/15/29                                              5,159,178
                                                                                ---------
                                                                               36,972,647
                                                                               ----------
Total U.S. Treasury Obligations (Cost $52,209,383)                             52,178,937
                                                                               ----------

U.S. Government Agencies  (26.6%):
Federal Farm Credit Bank  (2.3%):
        2,000,000  3.625%, 7/28/08                                              1,937,782
        2,000,000  5.430%, 10/24/12                                             1,971,628
                                                                                ---------
                                                                                3,909,410
                                                                               ----------
Federal Home Loan Bank  (11.5%):
        6,000,000  2.625%, 2/16/07                                              5,873,088
        3,000,000  3.375%, 10/5/07                                              2,925,525
        4,000,000  3.500%, 11/15/07                                             3,901,728
        3,000,000  4.375%, 6/8/12                                               2,868,876
        4,500,000  4.500%, 11/14/14                                             4,268,295
                                                                                ---------
                                                                               19,837,512
                                                                               ----------
Federal Home Loan Mortgage Corporation  (7.7%):
        3,000,000  3.000%, 5/21/07                                              2,930,343
        2,000,000  3.640%, 8/12/08                                              1,937,602
        1,500,000  4.125%, 11/18/09                                             1,450,152
        1,000,000  4.000%, 12/15/09                                               961,968
        4,000,000  6.480%, 12/5/11                                              4,253,680
          900,000  4.500%, 7/16/13                                                852,334
        1,000,000  5.200%, 3/5/19                                                 948,758
                                                                                  -------
                                                                               13,334,837
                                                                               ----------
Federal National Mortgage Association  (5.1%):
        1,000,000  3.750%, 7/6/07                                                 983,400
        3,000,000  3.250%, 7/30/07                                              2,928,861
        3,000,000  4.750%, 2/21/13                                              2,907,381
        2,000,000  3.000%, 7/16/13                                              1,969,800
                                                                                ---------
                                                                                8,789,442
                                                                               ----------
Total U.S. Government Agencies (Cost $46,861,067)                              45,871,201
                                                                               ----------

Preferred Stocks  (1.8%):
Financials  (1.4%):
           20,000  ABN AMRO Capital Funding Trust V,                              465,200
                    5.900%
           25,000  CitiGroup Capital Trust VIII,                                  628,750

                   6.950%
           20,000  Merrill Lynch & Co. Capital Trust III,                         507,200
                   7.000%
            6,300  SLM Corp., 6.000%                                              150,570
           10,000  Suntrust Capital IV, 7.125%                                    251,800
           18,000  Wells Fargo Capital Trust II,                                  454,140
                                                                                  -------
                   7.000%
                                                                                2,457,660
                                                                               ----------
Real Estate Investment Trusts  (0.4%):
           26,100  Public Storage, Series F, 6.45%                                608,652
                                                                                  -------

Total Preferred Stocks (Cost $3,105,544)                                        3,066,312
                                                                                ---------

U.S. Government Mortgage Backed Agencies  (0.8%):
Federal Home Loan Mortgage Corporation  (0.5%):
          604,876  Pool # 254403, 6.000%, 8/1/17                                  613,288
          316,690  Pool # 599630, 6.500%, 8/1/16                                  324,267
                                                                                  -------
                                                                                  937,555
                                                                               ----------
Government National Mortgage Association  (0.3%):
          263,519  Pool # 345128, 6.500%, 1/15/24                                 272,735
           66,855  Pool # 352982, 7.500%, 5/15/24                                  70,300
            7,162  Pool # 363175, 7.000%, 11/15/08                                  7,284
           32,886  Pool # 372962, 7.000%, 3/15/24                                  34,287
           29,037  Pool # 373015, 8.000%, 6/15/24                                  31,088
           42,937  Pool # 383488, 7.000%, 2/15/09                                  43,929
                                                                                   ------
                                                                                  459,623
                                                                               ----------
Total U.S. Government Mortgage Backed Agencies (Cost $1,385,915)                1,397,178
                                                                                ---------

Cash Equivalent  (0.8%):
        1,306,338  Huntington Money Market Fund,                                1,306,338
                                                                                ---------
                   Interfund Shares*

Total Cash Equivalent (Cost $1,306,338)                                         1,306,338
                                                                                ---------

Short -Term Securities Held as Collateral for Securities Lending (5.2%):
Mutual Funds (5.2%):
        8,906,250  JPMorgan Institutional Prime Money Market                    8,906,250
                                                                               ----------

Total Short - Term Securities Held as Collateral
for Securities Lending (cost $8,906,250)                                        8,906,250
                                                                               ----------


Total Investments (Cost $181,386,421) (a)   -   104.2%                        179,576,478
Liabilities in Excess of Other Assets -   (4.2)%                              (7,161,809)
                                                                              -----------

NET ASSETS   -   100.0%                                                $      172,414,669
                                                                              ===========
------------
See Notes to Portfolio of Investments.

Huntington Intermediate Government Income Fund
Portfolio of Investments                                                   March 31, 2006
(Unaudited)


       Principal   Security
         Amount   Description                                                      Value

U.S. Government Agencies  (50.7%):
Federal Farm Credit Bank  (5.3%):
       $1,000,000  5.750%, 1/18/11                                     $        1,025,783
        2,000,000  4.900%, 3/17/14                                              1,919,468
        2,000,000  4.990%, 1/28/15                                              1,912,046
        1,000,000  4.875%, 12/16/15                                               974,623
                                                                                  -------
                                                                                5,831,920
                                                                               ----------
Federal Home Loan Bank  (12.4%):
        1,500,000  4.600%, 4/7/06                                               1,499,225
        3,000,000  4.000%, 7/13/07                                              2,955,564
        2,000,000  5.985%, 4/9/09                                               2,051,080
        1,500,000  3.875%, 8/14/09                                              1,441,773
        1,000,000  4.000%, 7/8/11                                                 943,683
        1,000,000  4.500%, 11/14/14                                               948,510
        2,000,000  4.375%, 2/13/15                                              1,882,568
        2,000,000  4.750%, 9/11/15                                              1,921,932
                                                                                ---------
                                                                               13,644,335
                                                                               ----------
Federal Home Loan Mortgage Corporation  (22.0%):
        1,000,000  3.250%, 1/28/08                                                968,356
        2,000,000  3.000%, 5/13/08                                              1,917,920
        1,000,000  3.875%, 1/12/09                                                968,249
        2,000,000  6.000%, 6/15/11                                              2,076,130
        2,000,000  4.375%, 11/9/11                                              1,922,048
        2,000,000  5.000%, 8/15/12                                              1,972,364
        2,000,000  4.250%, 5/22/13                                              1,879,282
        1,500,000  5.162%, 12/16/13                                             1,472,051
        1,000,000  4.500%, 4/2/14                                                 942,705
        2,000,000  5.000%, 11/13/14                                             1,938,100
        3,000,000  5.000%, 3/2/15                                               2,904,378
        2,000,000  5.400%, 2/1/16                                               1,958,098
        3,500,000  5.200%, 3/5/19                                               3,320,652
                                                                                ---------
                                                                               24,240,333
                                                                               ----------
Federal National Mortgage Association  (11.0%):
        2,000,000  2.810%, 9/28/06                                              1,977,112
        1,000,000  3.500%, 12/28/06                                               988,245
        2,000,000  3.410%, 8/30/07                                              1,954,164
        3,000,000  4.375%, 7/17/13                                              2,843,079
        2,000,000  5.250%, 3/24/15                                              1,955,438
        2,500,000  5.000%, 4/26/17                                              2,370,975
                                                                                ---------
                                                                               12,089,013
                                                                               ----------
Total U.S. Government Agencies (Cost $57,260,130)                              55,805,601
                                                                               ----------

U.S. Government Mortgage Backed Agencies  (34.4%):
Federal Home Loan Mortgage Corporation  (16.2%):
          999,405  Pool # 1G0865, 4.921%, 7/1/35                                  976,902
        3,516,278  Pool # 972190, 5.317%, 11/1/35                               3,481,253
        1,429,804  Pool # C90699, 5.000%, 8/1/23                                1,375,594
          595,533  Pool # E01184, 6.000%, 8/1/17                                  602,822
          757,136  Pool # G08005, 5.500%, 8/1/34                                  740,367
          597,749  Pool # M80773, 5.000%, 10/1/09                                 592,653
          979,413  Pool # M81004, 5.000%, 1/1/13                                  969,285
        1,000,000  Series 2003-32, Class KB, 5.000%,                              984,246
                   3/25/17
        1,215,472  Series 2555, Class B, 4.250%,                                1,164,822
                   1/15/18
        2,500,000  Series 2571, Class VP, 5.500%,                               2,446,926
                   7/15/21
        1,000,000  Series 2670, Class QP, 4.000%,                                 959,588
                   2/15/27
        1,000,000  Series 2976, Class HP, 4.500%,                                 959,231
                   1/15/33
        1,828,612  Series 3046, Class YA, 5.000%,                               1,751,536
                   2/15/19
          837,090  Series R002, Class AH, 4.750%,                                 823,664
                                                                                  -------
                   7/15/15
                                                                               17,828,889
                                                                               ----------
Federal National Mortgage Association  (15.5%):
        1,308,070  Pool # 254594, 5.500%, 1/1/33                                1,279,929
        1,608,295  Pool # 254759, 4.500%, 6/1/18                                1,540,928
          713,722  Pool # 254911, 5.000%, 10/1/23                                 687,006
        1,655,456  Pool # 255360, 5.000%, 8/1/24                                1,591,966
        1,830,989  Pool # 255767, 5.500%, 6/1/25                                1,801,523
        1,282,045  Pool # 255807, 5.500%, 8/1/20                                1,274,655
          389,962  Pool # 647408, 5.000%, 10/1/17                                 381,241
        1,926,945  Pool # 735224, 5.500%, 2/1/35                                1,884,685
        1,981,603  Pool # 783793, 6.000%, 7/1/34                                1,982,437
          806,633  Pool # 806715, 5.500%, 1/1/35                                  788,529
        1,334,799  Pool # 807963, 5.000%, 1/1/35                                1,273,009
          766,104  Series 2003-108, Class HA, 5.000%,                             756,540
                    1/25/27
        1,441,561  Series 2003-11, Class BA, 5.500%,                            1,431,143
                   8/25/32
          389,620  Series 2003-16, Class CB, 4.000%,                              367,738
                                                                                  -------
                   2/25/33
                                                                               17,041,329
                                                                               ----------
Government National Mortgage Association  (2.7%):
          463,977  Pool # 2699, 6.000%, 1/20/29                                   468,613
          605,138  Pool # 576456, 6.000%, 3/15/32                                 612,757
          412,363  Series 2002-70, Class A, 6.000%,                               411,892
                   8/20/32
        1,500,000  Series 2003-100, Class VB, 5.500%,                           1,479,249
                                                                                ---------
                   1/20/23
                                                                                2,972,511
                                                                               ----------
Total U.S. Government Mortgage Backed Agencies (Cost $38,914,083)              37,842,729
                                                                               ----------

U.S. Treasury Notes  (13.5%):
        2,000,000  4.625%, 5/15/06                                              1,999,688
        2,000,000  7.000%, 7/15/06                                              2,012,110
        1,000,000  6.500%, 10/15/06                                             1,008,320
        2,000,000  6.125%, 8/15/07                                              2,032,812
        2,000,000  3.375%, 11/15/08                                             1,929,218
        1,000,000  5.000%, 8/15/11 (d)                                          1,008,789
        2,000,000  4.250%, 11/15/14                                             1,911,562
        1,000,000  1.875%, 7/15/15                                                980,463
        2,000,000  4.500%, 2/15/16                                              1,945,156
                                                                                ---------

Total U.S. Treasury Notes (Cost $15,017,184)                                   14,828,118
                                                                               ----------

Cash Equivalent  (0.7%):
          776,918  Huntington Money Market Fund, Interfund Shares*                776,918
                                                                                  -------


Total Cash Equivalent (Cost $776,918)                                             776,918
                                                                                  -------

Short -Term Securities Held as Collateral for Securities Lending (0.9%):
Mutual Funds (0.9%):
        1,035,000  JPMorgan Institutional Prime Money Market                    1,035,000
                                                                               ----------

Total Short - Term Securities Held as Collateral
for Securities Lending (cost $1,035,000)                                        1,035,000
                                                                               ----------


Total Investments (Cost $113,003,315) (a)   -   100.2%                        110,288,366
Liabilities in Excess of Other Assets   -   (0.2)%                              (314,583)
                                                                               ----------

NET ASSETS   -   100.0%                                                $      109,973,783
                                                                              ===========
------------
See Notes to Portfolio of Investments.

Huntington Michigan Tax-Free Fund
Portfolio of Investments                                                   March 31, 2006
(Unaudited)


        Principal  Security
         Amount   Description                                                      Value

Municipal Bonds  (98.2%):
Michigan  (98.2%):
         $475,000  Avondale, MI, School District,                      $          514,287
                   Building & Site, G.O., 5.250%, 5/1/18
          100,000  Bedford, MI, Public School District,                           102,136
                   G.O., (FSA Ins), 4.650%, 5/1/12
          150,000  Big Rapids, MI, Public School                                  153,986
                   District, G.O. (FSA Ins), 5.000%,
                   5/1/19
           75,000  Bishop, MI, International Airport                               78,307
                   Authority Refunding, Series A, G.O.,
                   (AMBAC Ins), 5.100%, 12/1/18
          125,000  Bridgeport Spaulding, MI, City                                 135,156
                   School District, G.O., 5.500%,
                   5/1/14
          800,000  Caledonia, MI, Community Schools,                              844,287
                   G.O., 5.250%, 5/1/15
           50,000  Cedar Springs, MI, Public School                                51,167
                   District G.O., 4.800%, 5/1/11
          400,000  Chippewa Valley, MI, Schools,                                  430,332
                   Building & Site, Series I, G.O.,
                   5.375%, 5/1/17
          250,000  Chippewa Valley, MI, Schools,                                  268,958
                   Building & Site, Series I, G.O.,
                   5.375%, 5/1/18
          100,000  Clarkston, MI, Community Schools,                              106,739
                   G.O., 5.000%, 5/1/16
          300,000  Coopersville, MI, Area Public                                  310,758
                   Schools, G.O., (MBIA Ins), 4.875%,
                   5/1/15
           50,000  Dearborn, MI, School District, G.O.,                            52,123
                   5.000%, 5/1/18
           65,000  Detroit, MI, City School District,                              67,868
                   Series B, G.O., (FGIC Ins), 5.000%,
                   5/1/19
          250,000  Detroit, MI, Downtown Development                              256,750
                   Authority Tax Increment Revenue,
                   Series A, (MBIA Ins), 4.650%, 7/1/10
          300,000  Detroit, MI, School District, G.O.,                            317,319
                   (FGIC Ins), 5.375%, 5/1/15
          500,000  Detroit, MI, Water Supply Systems                              533,720
                   Revenue, Series A, (FGIC Ins),
                   5.000%, 7/1/13
           60,000  Dexter, MI, Community Schools,                                  61,303
                   G.O., (FGIC Ins), 4.800%, 5/1/10
           30,000  Dowagiac, MI, School District, G.O.,                            32,725
                   5.500%, 5/1/16
           60,000  Dowagiac, MI, School District, G.O.,                            65,043
                   5.500%, 5/1/16
          150,000  Eastern Michigan University, MI,                               166,059
                   Refunding Revenue, (FGIC Ins),
                   5.800%, 6/1/12
          150,000  Ecorse, MI, Public School District,                            158,739
                   G.O., (FSA Ins), 5.000%, 5/1/19
          270,000  Ferndale, MI, Public Improvements                              285,309
                   Refunding, G.O., (FGIC Ins), 5.000%,
                    4/1/15
          250,000  Forest Hills, MI, Public Schools,                              264,323
                   G.O., 5.250%, 5/1/13
          400,000  Fowlerville, MI, Community School                              407,500
                   District, G.O., (MBIA Ins), 5.350%,
                   5/1/10
           45,000  Genesee County, MI, Building                                    45,329
                   Authority, G.O. (MBIA Ins), 4.000%,
                   5/1/08
          200,000  Genesee County, MI, Building                                   208,468
                   Authority, G.O., (AMBAC Ins),
                   5.100%, 5/1/14
          200,000  Godwin Heights, MI, Public Schools,                            214,472
                   G.O., 5.600%, 5/1/14
          825,000  Grand Rapids & Kent County, MI,                                873,319
                   Building Authority, Series A, G.O.,
                   5.000%, 12/1/19
           25,000  Grand Rapids, MI, Community                                     25,701
                   College, G.O. (FGIC Ins), 5.100%,
                   5/1/13
          545,000  Grand Rapids, MI, Downtown                                     547,806
                   Development Authority Tax Increment
                    Revenue, (MBIA Ins), 6.600%,
                   6/1/08
          490,000  Greenville, MI, Public Schools                                 499,844
                   Refunding G.O., (FSA Ins), 4.900%,
                   5/1/13
          100,000  Grosse Isle Township, MI, School                               102,604
                   District Refunding G.O. (FGIC Ins),
                   5.100%, 5/1/18
          500,000  Grosse Pointe, MI, Public Schools,                             527,530
                   G.O., 5.000%, 5/1/13
          300,000  Hartland, MI, Consolidated School                              312,087
                   District Refunding, G.O., 5.050%,
                   5/1/18
           45,000  Hudsonville, MI, Public Schools,                                46,218
                   G.O., (FGIC Ins), 5.050%, 5/1/12
          140,000  Huron Valley, MI, School District                              143,370
                   Refunding, G.O. (FGIC Ins), 5.000%,
                   5/1/18
          150,000  Huron Valley, MI, School District,                             160,304
                   G.O., 5.250%, 5/1/17
           50,000  Huron Valley, MI, School District,                              51,217
                   G.O., (FGIC Ins), 4.800%, 5/1/13
          525,000  Jackson, MI, Downtown                                          571,468
                   Development, G.O., (FSA Ins),
                   5.750%, 6/1/13
           50,000  Kalamazoo, MI, Building Authority                               50,706
                   Revenue, (FSA Ins), 4.400%,
                   10/1/10
          200,000  Kalamazoo, MI, City Schools                                    210,438
                   District, Building & Site, G.O., (FSA
                   Ins), 5.000%, 5/1/13
           45,000  Kalamazoo, MI, Hospital Finance                                 46,940
                   Authority Refunding Revenue (MBIA
                   Ins), 5.250%, 5/15/18
           55,000  Kalamazoo, MI, Hospital Finance                                 57,132
                   Authority Refunding Revenue, (MBIA
                   Ins), 5.250%, 5/15/18
          190,000  Kelloggsville, MI, Public School                               194,955
                   District Refunding, G.O., (FGIC Ins),
                   5.000%, 5/1/13
          260,000  Kelloggsville, MI, Public School                               267,356
                   District Refunding, G.O., (FGIC Ins),
                   5.000%, 5/1/13
          250,000  Kent County, MI, Building Authority,                           257,343
                   G.O., 5.000%, 6/1/14
           25,000  Kent County, MI, Building Authority,                            25,816
                   G.O., 4.800%, 6/1/16
          500,000  Lake Orion, MI, Community School                               519,995
                   District Refunding, G.O., 4.800%,
                   5/1/15
        1,000,000  Lake Orion, MI, Community School                             1,043,539
                   District Refunding, G.O., 5.000%,
                   5/1/18
          140,000  Lakeview, MI, Public School District,                          145,194
                    G.O., 5.000%, 5/1/16
          250,000  Lansing, MI, Board of Water & Light                            262,528
                   Revenue, Series A, 5.000%, 7/1/15
          125,000  Madison, MI, Public School District                            130,383
                   Refunding, G.O., (FGIC Ins), 5.125%,
                    5/1/18
           75,000  Marshall, MI, Building Authority,                               79,912
                   G.O., (AMBAC Ins), 5.450%, 4/1/14
          850,000  Michigan Municipal Bond Authority                              908,693
                   Refunding Revenue, 5.250%,
                   10/1/18
          500,000  Michigan Public Power Agency                                   543,760
                   Refunding Revenue, (MBIA Ins),
                   5.250%, 1/1/15
          250,000  Michigan State Building Authority                              269,973
                   Refunding Revenue, Series I,
                   5.500%, 10/15/12
           50,000  Michigan State Building Authority                               53,916
                   Refunding Revenue, Series I (FSA
                   Ins), 5.250%, 10/15/12
          100,000  Michigan State Building Authority                              103,442
                   Revenue, Series I, 4.750%, 10/15/11
          600,000  Michigan State Building Authority,                             625,206
                   Facilities Program Refunding
                   Revenue, Series I, 5.125%, 10/15/15
           10,000  Michigan State Hospital Finance                                 10,756
                   Authority Refunding Revenue, Series
                   A (MBIA Ins), 6.000%, 5/15/14
           45,000  Michigan State Hospital Finance                                 46,846
                   Authority Refunding Revenue, Series
                   A, (FSA Ins), 5.000%, 8/15/13
           40,000  Michigan State Hospital Finance                                 40,898
                   Authority Refunding Revenue, Series
                   A, (MBIA Ins), 5.000%, 2/15/18
          100,000  Michigan State Hospital Finance                                103,367
                   Authority Revenue (AMBAC Ins),
                   5.500%, 1/1/16
          850,000  Michigan State Hospital Finance                                894,421
                   Authority Revenue, (MBIA Ins),
                   5.000%, 11/15/17
          355,000  Michigan State Hospital Financing                              373,006
                   Authority Revenue, (MBIA Ins),
                   5.000%, 11/15/19
          250,000  Michigan State School                                          256,755
                   Improvements, G.O., 4.800%,
                   12/1/11
          100,000  Montabella, MI, Community School                               104,523
                   District, G.O., (FGIC Ins), 5.200%,
                   5/1/17
        1,000,000  Mount Clemens, MI, Community                                 1,056,709
                   School District Refunding, G.O., (FSA
                    Ins), 5.000%, 5/1/18
           70,000  Northwestern Community College,                                 73,751
                   MI, Prerefunded, G.O., (FGIC Ins),
                   5.300%, 4/1/12
           10,000  Northwestern Community College,                                 10,506
                   MI, Unrefunded, G.O. , (FGIC Ins),
                   5.300%, 4/1/12
          150,000  Novi, MI, Community School                                     156,902
                   District, G.O., 5.125%, 5/1/18
          500,000  Paw Paw, MI, Public School District,                           540,135
                   G.O., (FGIC Ins), 6.500%, 5/1/09
          150,000  Petoskey, MI, Hospital Financing                               158,016
                   Authority Refunding Revenue, (MBIA
                   Ins), 5.500%, 11/15/09
          250,000  Portage, MI, Public Schools, G.O.,                             253,500
                   (FSA Ins), 4.500%, 5/1/14
          100,000  Reeths-Puffer, MI, Schools                                     101,311
                   Refunding, G.O., (FGIC Ins), 4.850%,
                    5/1/12
          640,000  Saginaw Valley State University, MI,                           669,760
                    Revenue, (AMBAC Ins), 5.000%,
                   7/1/12
           65,000  South Lyon, MI, Community                                       66,166
                   Schools, G.O., 4.250%, 5/1/10
        1,175,000  South Lyon, MI, Community                                    1,259,517
                   Schools, G.O., (MBIA Ins), 5.250%,
                   5/1/18
          500,000  South Macomb, MI, Disposal                                     528,740
                   Authority Revenue, (AMBAC Ins),
                   5.375%, 9/1/12
          100,000  Stockbridge, MI, Community                                     105,548
                   Schools, G.O., 5.150%, 5/1/13
          225,000  Tecumseh, MI, Public Schools, G.O.,                            238,750
                    5.300%, 5/1/16
           40,000  Three Rivers, MI, Community                                     40,804
                   Schools, G.O., (FSA Ins), 4.900%,
                   5/1/13
          300,000  University of Michigan Refunding                               311,925
                   Revenue, Series A-1, 5.250%,
                   12/1/10
          200,000  Van Buren County, MI, Public                                   206,452
                   Schools, G.O., (AMBAC Ins), 4.750%,
                    5/1/16
          500,000  Van Buren County, MI, Sewage                                   518,635
                   Disposal, G.O., (AMBAC Ins),
                   5.000%, 5/1/16
          170,000  Walker, MI, Building Authority, G.O.,                          179,751
                    (MBIA Ins), 5.200%, 5/1/14
          100,000  Wayne County, MI, Public                                       105,735
                   Improvements, G.O., 5.300%,
                   10/1/13
           15,000  Wayne County, MI, Wayne                                         15,839
                   Community College, G.O., (AMBAC
                   Ins), 5.350%, 7/1/13
          145,000  West Ottawa, MI, Public School                                 147,701
                   District, Unrefunded, G.O., (FGIC
                   Ins), 5.400%, 5/1/09
           60,000  West Ottawa, MI, Public School                                  61,300
                   District, Unrefunded, G.O., (FGIC
                   Ins), 5.600%, 5/1/11
          550,000  Western Ottawa, MI, Public School                              594,962
                   District Refunding, G.O., Series A,
                   5.375%, 5/1/13
          200,000  Western Township, MI, Utilities                                210,150
                   Refunding, G.O. Series A (MBIA Ins),
                   5.250%, 1/1/12
          200,000  White Cloud, MI, Public Schools,                               216,312
                   G.O., 5.500%, 5/1/15
          250,000  Whiteford, MI, Agricultural School                             264,660
                   District, G.O., 5.000%, 5/1/15
           50,000  Woodhaven-Brownstown, MI, School                                53,533
                   District, G.O., 5.125%, 5/1/14

Total Municipal Bonds (Cost $25,673,301)                                       25,769,500
                                                                               ----------

Cash Equivalent  (0.2%):
           62,798  Fidelity Institutional Tax-Exempt                               62,798
                                                                                   ------
                   Fund

Total Cash Equivalent (Cost $62,798)                                               62,798
                                                                                   ------


Total Investments (Cost $25,736,099) (a)   -   98.4%                           25,832,298
Other assets in excess of liabilities   -   1.6%                                  427,257
                                                                               ----------

NET ASSETS   -   100.0%                                                $       26,259,555
                                                                               ==========
------------
See Notes to Portfolio of Investments.

Huntington Mortgage Securities Fund
Portfolio of Investments                                                   March 31, 2006
(Unaudited)
          Principal Security
         Amount   Description Value

U.S. Government Mortgage Backed Agencies  (84.6%):
Federal Home Loan Bank  (1.2%):
         $985,958  Series Z2-2013, Class A, 4.800%, 2/25/13            $          994,684
                                                                                  -------


Federal Home Loan Mortgage Corporation  (34.9%):
          999,405  Pool # 1G0865, 4.921%, 7/1/35                                  977,214
        1,466,465  Pool # A15284, 5.500%, 10/1/33                               1,435,096
          470,600  Pool # C00730, 6.000%, 3/1/29                                  472,127
          172,032  Pool # C90237, 6.500%, 11/1/18                                 176,744
        1,089,376  Pool # C90779, 5.000%, 1/1/24                                1,048,414
        1,202,390  Pool # C90859, 5.500%, 10/1/24                               1,185,160
          500,191  Pool # E96459, 5.000%, 5/1/18                                  488,575
        1,514,271  Pool # G08005, 5.500%, 8/1/34                                1,481,207
        1,699,337  Pool # M80916, 4.000%, 5/1/11                                1,643,928
          667,991  Pool # M80927, 5.000%, 7/1/11                                  660,345
        1,706,859  Pool # M80977, 5.500%, 5/1/12                                1,701,774
          979,413  Pool # M81004, 5.000%, 1/1/13                                  969,591
          261,270  REMIC Series 2399, Class EC,                                   259,680
                   5.500%, 1/15/09
        1,000,000  REMIC Series 2543, Class PQ,                                   979,287
                   5.500%, 4/15/22
        2,000,000  REMIC Series 2553, Class AE,                                 1,997,659
                   5.500%, 9/15/29
        1,339,859  REMIC Series 2584, Class LE,                                 1,249,057
                   4.000%, 12/15/13
          557,659  Series 1994-23, Class PK, 6.000%,                              562,015
                   5/25/10
        2,550,000  Series 2003-32, Class KB, 5.000%,                            2,511,422
                   3/25/17
        1,000,000  Series 2003-53, Class JL, 5.000%,                              953,431
                   12/25/31
          636,221  Series 2548, Class HA, 4.500%,                                 627,021
                   1/15/10
        1,000,000  Series 2571, Class VP, 5.500%,                                 979,396
                   7/15/21
        2,000,000  Series 2780, Class QC, 4.500%,                               1,933,800
                   3/15/17
        1,000,000  Series 2976, Class HP, 4.500%,                                 959,856
                   1/15/33
        1,884,928  Series 3002, Class CA, 5.000%,                               1,836,511
                   7/15/35
        1,828,612  Series 3046, Class YA, 5.000%,                               1,751,536
                   2/15/19
          837,090  Series R002, Class AH, 4.750%,                                 824,187
                                                                                  -------
                   7/15/15
                                                                               29,665,033
                                                                               ----------
Federal National Mortgage Association  (45.2%):
        1,209,337  Pool # 254442, 5.500%, 9/1/17                                1,203,605
          699,406  Pool # 254486, 5.000%, 9/1/17                                  683,984
          928,278  Pool # 254720, 4.500%, 5/1/18                                  889,685
          964,977  Pool # 254759, 4.500%, 6/1/18                                  924,858
        1,005,332  Pool # 254831, 5.000%, 8/1/23                                  968,014
        2,056,388  Pool # 254908, 5.000%, 9/1/23                                1,980,055
        1,881,502  Pool # 254911, 5.000%, 10/1/23                               1,811,661
          618,374  Pool # 254955, 4.000%, 10/1/10                                 594,384
          811,823  Pool # 255320, 5.000%, 7/1/24                                  780,942
        2,669,865  Pool # 255711, 5.500%, 4/1/25                                2,627,734
          926,563  Pool # 357771, 5.000%, 5/1/25                                  890,496
          321,224  Pool # 602879, 6.000%, 11/1/31                                 321,753
          807,418  Pool # 663808, 5.000%, 11/1/17                                 789,615
        1,051,793  Pool # 684488, 5.000%, 12/1/17                               1,028,601
        1,308,141  Pool # 693256, 5.000%, 4/1/18                                1,278,339
        2,137,458  Pool # 729535, 5.500%, 7/1/33                                2,091,249
        1,926,945  Pool # 735224, 5.500%, 2/1/35                                1,885,288
          325,527  Pool # 748422, 6.000%, 8/1/33                                  325,803
        1,981,603  Pool # 783793, 6.000%, 7/1/34                                1,983,056
        2,426,343  Pool # 786457, 5.278%, 7/1/34                                2,383,644
          806,633  Pool # 806715, 5.500%, 1/1/35                                  788,781
          693,488  Pool # 814261, 6.000%, 1/1/35                                  693,997
          888,884  Pool # 836450, 6.000%, 10/1/35                                 889,477
        2,495,681  Pool # 845573, 5.655%, 2/1/36                                2,469,792
           93,580  Pool # E65142, 6.500%, 7/1/11                                   95,680
        1,000,944  Series 2003-38, Class TC, 5.000%,                              979,691
                   3/25/23
        1,000,000  Series 2003-92, Class KH, 5.000%,                              951,677
                   3/25/32
          148,133  Series 2004-21, Class NA, 5.500%,                              147,851
                   4/25/34
        2,000,000  Series 2004-45, Class NC, 5.500%,                            1,989,639
                   11/25/28
        2,126,562  Series 2004-45, Class VD, 4.500%,                            2,024,367
                   3/25/18
        1,000,000  Series 2672, Class GH, 5.500%,                                 968,692
                   8/15/31
        1,091,000  Series 2847, Class NC, 4.000%,                               1,058,528
                                                                                ---------
                   1/15/24
                                                                               38,500,938
                                                                               ----------
Government National Mortgage Association  (3.3%):
            1,117  Pool # 328651, 8.500%, 5/15/07                                   1,117
        2,858,482  Pool # 3637, 5.500%, 11/20/34                                2,824,377
                                                                                ---------
                                                                                2,825,494
                                                                               ----------
Total U.S. Government Mortgage Backed Agencies (Cost $74,042,207)              71,986,149
                                                                               ----------

Common Stocks  (8.7%):
Real Estate Investment Trusts  (8.7%):
            4,700  Acadia Realty Trust                                            110,685
            3,400  Alexandria Real Estate Equities,                               324,122
                   Inc.
            5,000  American Campus Communities,                                   129,550
                   Inc.
            1,000  Avalonbay Communities, Inc.                                    109,100
            3,000  Boston Properties, Inc.                                        279,750
            7,000  Brandywine Realty Trust                                        222,320
            2,000  Camden Property Trust                                          144,100
            6,000  CBL & Associates Properties, Inc.                              254,700
            3,000  Centracore Properties Trust                                     75,150
            4,200  Developers Diversified Realty                                  229,950
                   Corp.
            5,000  Duke Realty Corp.                                              189,750
            4,500  EastGroup Properties, Inc.                                     213,480
            1,000  Equity Lifestyle Properties, Inc.                               49,750
            2,700  Equity Office Properties Trust                                  90,666
            5,000  Equity Residential Properties Trust                            233,950
            1,500  Essex Property Trust, Inc.                                     163,095
            4,100  General Growth Properties, Inc.                                200,367
              800  Getty Realty Corp.                                              23,280
            5,000  Health Care Property Investors,                                142,000
                   Inc.
            3,500  Healthcare Realty Trust, Inc.                                  130,830
            4,200  Heritage Property Investment                                   166,278
            5,000  Home Properties, Inc.                                          255,500
            5,600  Hospitality Properties Trust                                   244,552
            7,600  Kimco Realty Corp. (d)                                         308,864
            5,000  Mack-Cali Realty Corp.                                         240,000
            1,000  Mills Corp.                                                     28,000
            1,000  New Plan Excel Realty Trust                                     25,940
            2,500  Parkway Properties, Inc.                                       109,200
            6,000  Pennsylvania Real Estate                                       264,000
                   Investment Trust
            6,386  ProLogis                                                       341,651
            3,200  Public Storage, Inc.                                           259,936
            1,000  Realty Income Corp.                                             24,210
            1,000  Reckson Associates Realty Corp.                                 45,820
              100  Regency Centers Corp.                                            6,719
            2,500  Shurgard Storage Centers, Inc.,                                166,575
                   Class A
            3,400  Simon Property Group, Inc.                                     286,076
            2,800  SL Green Realty Corp.                                          284,200
            1,100  The Macerich Co.                                                81,345
            5,900  United Dominion Realty Trust, Inc.                             168,386
            3,900  Ventas, Inc.                                                   129,402
            2,800  Vornado Realty Trust                                           268,800
            5,000  Washington Real Estate Investment                              181,600
                   Trust
            5,000  Weingarten Realty Investors                                    203,750
                                                                                  -------

Total Common Stocks (Cost $4,175,601)                                           7,407,399
                                                                                ---------

U.S. Government Agencies  (5.2%):
Federal Home Loan Bank  (1.8%):
        1,500,000  4.600%, 4/7/06                                               1,498,850
                                                                                ---------

Federal Home Loan Mortgage Corporation  (2.3%):
          500,000  3.650%, 1/23/08                                                487,902
          500,000  4.500%, 4/2/14                                                 472,129
        1,000,000  5.000%, 3/2/15                                                 969,840
                                                                                  -------
                                                                                1,929,871
                                                                               ----------
Federal National Mortgage Association  (1.1%):
        1,000,000  2.875%, 5/19/08                                                956,029
                                                                                  -------
Total U.S. Government Agencies (Cost $4,482,754)                                4,384,750
                                                                                ---------

Cash Equivalent  (1.0%):
          814,629  Huntington Money Market Fund,                                  814,629
                                                                                  -------
                   Interfund Shares*

Total Cash Equivalent (Cost $814,629)                                             814,629
                                                                                  -------

Short -Term Securities Held as Collateral for Securities Lending (0.5%):
Mutual Funds (0.4%):
          305,699  JPMorgan Institutional Prime Money Market                      305,699
                                                                                  -------
                                                                                  305,699
                                                                               ----------
Time Deposits (0.1%):
          18,172   Bank of Montreal, 4.830%, 4/3/06                                18,171
          36,344   Barclay Bank PLC, 4.850%, 4/3/06                                36,344
          36,344   Canadian Imperial Bank of Commerce, 4.812%, 4/3/6               36,344
                                                                                   90,859
                                                                               ----------
Total Short - Term Securities Held as Collateral
for Securities Lending (cost $396,558)                                            396,558
                                                                               ----------


Total Investments (Cost $83,911,749) (a)   -   100.0%                          84,989,485
Other Assets in Excess of Liabilities   0.0%                                        1,471
                                                                                    -----

NET ASSETS   -   100.0%                                                $       84,990,956
                                                                               ==========
------------
See Notes to Portfolio of Investments.

Huntington Ohio Tax-Free Fund
Portfolio of Investments                                                   March 31, 2006
(Unaudited)


        Principal  Security
         Amount   Description                                                      Value

Municipal Bonds  (98.3%):
Ohio  (98.3%):
         $500,000  Akron, OH, G.O., Series 2, 5.300%,                  $          513,925
                   12/1/11
           50,000  Akron, OH, Hospital Improvements                                53,382
                   Revenue, (FSA Ins), 5.250%,
                   11/15/15
           70,000  Akron, OH, Pension Funding                                      75,250
                   Refunding Revenue, (AMBAC Ins),
                   5.250%, 12/1/18
          335,000  Akron, OH, Water Utility                                       358,634
                   Improvements Revenue, (MBIA Ins),
                   5.250%, 12/1/17
          150,000  Allen County, OH, Refunding, G.O.,                             161,393
                   (AMBAC Ins), 5.250%, 12/1/15
          375,000  Avon Lake, OH, Water System                                    402,521
                   Revenue, Series A, (AMBAC Ins),
                   5.500%, 10/1/15
           75,000  Avon Lake, OH, Water Systems                                    80,812
                   Revenue, Series A, (AMBAC Ins),
                   5.600%, 10/1/19
          500,000  Bay Village, OH, City School                                   532,180
                   District, G.O., 5.250%, 12/1/16
          140,000  Bay Village, OH, City School                                   149,752
                   District, G.O., 5.375%, 12/1/18
          105,000  Bowling Green State University, OH,                            112,686
                    General Receipts Revenue (AMBAC
                   Ins), 5.250%, 6/1/19
          500,000  Butler County, OH, G.O., (AMBAC                                516,250
                   Ins), 5.000%, 12/1/12
           20,000  Butler County, OH, Sales Tax                                    20,660
                   Revenue, (AMBAC Ins), 5.000%,
                   12/15/13
          315,000  Butler County, OH, Transportation                              330,196
                   Improvement Revenue, Series A,
                   5.125%, 4/1/17
          615,000  Canton, OH, City School District,                              445,377
                   (MBIA Ins), 0.000%, 12/1/13
          420,000  Canton, OH, School District, G.O.,                             449,182
                   (MBIA Ins), 5.350%, 12/1/15
          200,000  Chagrin Falls, OH, Exempt Village                              214,946
                   School District, G.O., (MBIA Ins),
                   5.250%, 12/1/19
          465,000  Cincinnati, OH, Pension Funding                                499,875
                   Refunding, G.O., 5.750%, 12/1/16
          150,000  Cincinnati, OH, Public                                         156,825
                   Improvements, G.O., 5.000%,
                   12/1/12
          525,000  Cincinnati, OH, Public                                         545,265
                   Improvements, G.O., 5.000%,
                   12/1/15
          150,000  Cincinnati, OH, Water System                                   161,757
                   Revenue, 5.500%, 12/1/12
          560,000  Cincinnati, OH, Water Systems                                  591,090
                   Revenue, 5.000%, 12/1/10
           90,000  Cleveland, OH Waterworks                                        93,369
                   Revenue, 5.250%, 1/1/11
          110,000  Cleveland, OH Waterworks                                       113,985
                   Revenue, 5.250%, 1/1/11
          550,000  Cleveland, OH Waterworks                                       570,587
                   Revenue, 5.250%, 1/1/13
          640,000  Cleveland, OH Waterworks                                       662,745
                   Revenue, 5.250%, 1/1/13
          650,000  Cleveland, OH Waterworks                                       669,831
                   Revenue, 5.000%, 1/1/16
          600,000  Cleveland, OH Waterworks                                       619,950
                   Revenue, 5.000%, 1/1/16
           55,000  Cleveland, OH Waterworks                                        56,829
                   Revenue, 5.000%, 1/1/17
           60,000  Cleveland, OH Waterworks                                        61,780
                   Revenue, 5.000%, 1/1/17
          150,000  Cleveland, OH, G.O., (FGIC Ins),                               160,619
                   5.500%, 11/15/13
           85,000  Cleveland, OH, G.O., (MBIA Ins)                                 92,744
                   (Various Purposes), 5.500%, 12/1/13
          180,000  Cleveland, OH, Public Power                                    185,317
                   System Refunding Revenue, Series
                   1, (MBIA Ins), 5.250%, 11/15/16
           80,000  Cleveland, OH, School District                                  85,837
                   Refunding, G.O., (FGIC Ins), 5.250%,
                    12/1/14
          100,000  Cleveland, OH, Waterworks                                      106,932
                   Refunding Revenue, Series G, (MBIA
                   Ins), 5.500%, 1/1/13
        1,100,000  Columbus, OH, Police/Fireman                                 1,144,208
                   Disability, G.O., 5.000%, 7/15/13
          500,000  Columbus, OH, Refunding, Series                                535,205
                   C, G.O., 5.000%, 7/15/16
           75,000  Columbus, OH, Series A, G.O.,                                   80,128
                   5.000%, 6/15/13
           26,800  Columbus, OH, Special                                           26,925
                   Assessment, 5.700%, 7/15/06
          745,000  Crawford County, OH, Refunding,                                768,162
                   G.O., (AMBAC Ins), 4.750%, 12/1/19
          370,000  Cuyahoga County, OH, Correctional                              389,410
                    Facilities Improvements, G.O.,
                   5.000%, 12/1/17
          500,000  Cuyahoga County, OH, Hospital                                  518,890
                   Revenue, Walker Center, Series I,
                   5.250%, 1/1/13
          265,000  Cuyahoga County, OH, Port                                      267,496
                   Authority Revenue, (AMBAC Ins),
                   4.000%, 8/1/12
          500,000  Cuyahoga County, OH, Port                                      527,405
                   Authority Revenue, (AMBAC Ins),
                   5.000%, 8/1/18
          500,000  Dayton, OH, G.O., (MBIA Ins),                                  520,940
                   5.000%, 12/1/12
          435,000  Delaware County, OH, G.O.,                                     458,229
                   5.000%, 12/1/18
           50,000  Dublin, OH, City School District                                51,568
                   Refunding, G.O., (MBIA Ins), 5.000%,
                    12/1/19
          125,000  East Liverpool, OH, City Hospital                              127,369
                   Revenue, Series B, (FSA Ins),
                   4.750%, 10/1/13
          500,000  Euclid, OH, G.O., 5.450%, 12/1/08                              511,050
          500,000  Euclid, OH, G.O., 5.000%, 12/1/12                              520,550
          115,000  Fairfield County, OH, Local School                             122,834
                   District, G.O., (FSA Ins), 5.000%,
                   12/1/12
          205,000  Fairlawn, OH, G.O., 5.750%,                                    205,705

                   12/1/13
          115,000  Field, OH, Local School District,                              122,107
                   G.O., (AMBAC Ins), 5.000%, 12/1/18
          500,000  Franklin County, OH, Hospital                                  512,150
                   Facility Authority Refunding
                   Revenue, 5.800%, 11/1/10
          200,000  Franklin County, OH, Refunding,                                212,490
                   G.O., 5.375%, 12/1/20
           35,000  Gallia County, OH Local School                                  35,411
                   Disrict, G.O., 4.500%, 12/1/20
          100,000  Girard, OH, Local School District,                             108,637
                   G.O., (AMBAC Ins), 5.850%, 12/1/19
           75,000  Goshen, OH, Local School District,                              80,124
                   G.O., 5.500%, 12/1/18
          340,000  Greater Cleveland, OH, Regulatory                              365,582
                   Transportation Authority, G.O. (FGIC
                   Ins), 5.000%, 12/1/15
          450,000  Greene County, OH  Sewer System                                479,047
                   Revenue, 5.000%, 12/1/18
          260,000  Hamilton County, OH, Sales Tax                                 281,684
                   Revenue, Series B, (AMBAC Ins),
                   5.750%, 12/1/12
          500,000  Hamilton County, OH, Sales Tax                                 541,660
                   Revenue, Series B, (AMBAC Ins),
                   5.750%, 12/1/17
          250,000  Hudson City, OH, Recreational                                  262,348
                   Facilities Improvements, G.O.,
                   5.000%, 12/1/14
           50,000  Kent State University, OH, General                              51,242
                   Receipts, Series A, (AMBAC Ins),
                   5.000%, 5/1/18
          500,000  Kent State University, OH,                                     514,615
                   Revenue, (MBIA Ins), 5.300%,
                   5/1/10
          230,000  Kettering, OH, City School District,                           243,625
                   G.O., (FGIC Ins), 5.000%, 12/1/16
          250,000  Kettering, OH, City School District,                           267,370
                   Refunding, G.O. (FSA Ins), 5.000%,
                   12/1/15
          285,000  Lakewood, OH, City School District,                            300,162
                   G.O., (FSA Ins), 5.000%, 12/1/18
           50,000  Lakewood, OH, Public                                            52,007
                   Improvements, G.O., 4.750%,
                   12/1/12
          250,000  Lakota, OH, Local School District,                             260,848
                   G.O., (FGIC Ins), 5.050%, 12/1/13
          100,000  Licking County, OH, Joint Vocational                           108,443
                    School District, G.O., (MBIA Ins),
                   5.375%, 12/1/14
          150,000  London, OH, City School District,                              163,098
                   G.O., 5.500%, 12/1/14
          300,000  Lorain County, Hospital Revenue,                               313,440
                   Series B, (MBIA Ins), 5.625%, 9/1/14
          500,000  Lorain County, OH, Revenue,                                    525,160
                   Catholic Healthcare Partners, Series
                   B, (MBIA Ins), 6.000%, 9/1/08
           50,000  Lucas County, OH, G.O., (AMBAC                                  51,614
                   Ins), 5.375%, 12/1/11
          810,000  Lucas County, OH, Hospital                                     853,229
                   Refunding Revenue, (AMBAC Ins),
                   5.000%, 11/15/11
          205,000  Lucas County, OH, Juvenile                                     211,517
                   Justice, G.O., (FGIC Ins), 5.750%,
                   11/15/11
           50,000  Mahoning County, OH, Hospital                                   51,528
                   Facilities Revenue, Series A, (MBIA
                   Ins), 5.000%, 11/15/17
          500,000  Mahoning County, OH, Sewer                                     529,390
                   Systems, Refunding Revenue,
                   (AMBAC Ins), 5.200%, 12/1/14
          100,000  Mansfield, OH, City School District,                           106,415
                   G.O., (MBIA Ins) (Various), 5.350%,
                   12/1/14
        1,010,000  Marysville, OH, Exempt Village                               1,084,254
                   School District, G.O., (MBIA Ins),
                   5.250%, 12/1/16
          500,000  Mason, OH, City School District,                               529,805
                   G.O., 5.150%, 12/1/12
           70,000  Medina, OH, City School District,                               73,500
                   G.O., (FGIC Ins), 5.125%, 12/1/19
          250,000  Miami County, OH, G.O., 4.875%,                                259,450
                   12/1/10
          200,000  Middleburg Heights, OH, Hospital                               211,584
                   Refunding Revenue, Southwest
                   General Health Center, 5.625%,
                   8/15/15

           50,000  Middleburg Heights, OH, Public                                  50,878
                   Improvements Refunding, G.O.,
                   4.300%, 12/1/10
           50,000  Montgomery County, OH, Cathlolic                                53,336
                   Health Revenue, 5.500%, 9/1/14
           50,000  Montgomery County, OH, Public                                   53,397
                   Improvements, G.O., 5.500%,
                   12/1/13
          250,000  Montgomery County, OH, Water                                   269,183
                   Refunding Revenue, (AMBAC Ins),
                   5.375%, 11/15/16
          100,000  Muskingum County, OH, Hospital                                 103,038
                   Facilities Refunding Revenue,
                   Bethesda Hospital Association,
                   (Connie Lee Ins), 5.400%, 12/1/16

          250,000  Muskingum County, OH, Refunding                                256,633
                   & Improvement Revenue, Bethesda
                   Care System, (Connie Lee Ins),
                   5.350%, 12/1/07

           35,000  New Albany Plain, OH, Local School                              37,754
                   District, G.O. (FGIC Ins), 5.500%,
                   12/1/18
           25,000  New Albany Plain, OH, Local School                              27,298
                   District, G.O. (FGIC Ins), 5.500%,
                   12/1/18
          110,000  New Albany, OH, Plain Local School                             111,085
                   District, G.O., (FSA Ins), 4.000%,
                   12/1/12
          100,000  North Olmsted, OH, Public                                      103,267
                   Improvements, G.O., (AMBAC Ins),
                   5.000%, 12/1/16
          235,000  Norwalk, OH, Refunding, G.O.,                                  240,184
                   5.550%, 4/1/09
          250,000  Norwalk, OH, Refunding, G.O.,                                  255,528
                   5.600%, 4/1/10
        1,000,000  Ohio Municipal Electric Generation                           1,057,160
                   Agency Refunding Revenue, (AMBAC
                    Ins), 5.000%, 2/15/17
          330,000  Ohio State Building Authority Arts &                           347,592
                   Sports Projects Revenue, Series A,
                   (MBIA Ins), 5.000%, 10/1/10
          520,000  Ohio State Building Authority                                  546,925
                   Facilities Revenue, Administration
                   Building, Series A, 5.375%, 10/1/14
          170,000  Ohio State Building Authority                                  179,787
                   Refunding Revenue, Series A,
                   5.250%, 6/1/10
           65,000  Ohio State Building Authority                                   70,507
                   Revenue, Series A, (FSA Ins),
                   5.500%, 4/1/15
           75,000  Ohio State Building Authority Sports                            78,933
                   Facilities Revenue, Series A, 5.250%,
                    10/1/13
          200,000  Ohio State Building Authority State                            213,780
                   Facilities Revenue, Adult Correctional,
                    Series A, 5.500%, 10/1/13
          135,000  Ohio State Building Authority State                            144,302
                   Facilities Revenue, Adult Correctional,
                    Series A, 5.500%, 10/1/15
          545,000  Ohio State Building Authority State                            592,480
                   Facilities Revenue, Series A, (FSA
                   Ins), 5.500%, 10/1/11
          500,000  Ohio State Building Authority State                            534,450
                   Facilities Revenue, Series A, (FSA
                   Ins), 5.500%, 10/1/12
          125,000  Ohio State Building Authority State                            134,989
                   Facilities Revenue, Series A, (FSA
                   Ins), 5.500%, 10/1/14
          100,000  Ohio State Building Authority State                            107,837
                   Facilities Revenue, Series A, (FSA
                   Ins), 5.500%, 10/1/15
           60,000  Ohio State Building Authority,                                  63,580
                   Refunding Revenue, Series A, (FGIC
                   Ins), 5.000%, 4/1/11
          150,000  Ohio State Building Authority, State                           157,851
                   Facilities Revenue, Series A, 5.000%,
                    4/1/16
          140,000  Ohio State Community Schools,                                  146,584
                   G.O., Series B, 5.000%, 9/15/18
          100,000  Ohio State Community Schools,                                  105,350
                   Series B, G.O., (FSA Ins), 5.000%,
                   9/15/18
          700,000  Ohio State Conservation Projects,                              737,100
                   Series A, G.O., 5.000%, 3/1/17
          200,000  Ohio State Higher Education Capital                            214,268
                   Facilities, G.O., Series B, 5.625%,
                   5/1/15
          100,000  Ohio State Higher Education                                    103,618
                   Facilities Revenue, (AMBAC Ins),
                   5.200%, 12/1/10
        1,000,000  Ohio State Higher Education                                  1,030,779
                   Facilities Revenue, Case Western
                   Reserve University, 5.000%,
                   10/1/11
          700,000  Ohio State Higher Education, Capital                           750,673
                    Facilities, G.O., Series A, 5.375%,
                   2/1/15
          500,000  Ohio State Highway Capital                                     504,825
                   Improvements, Series I, G.O.,
                   4.000%, 5/1/12
           25,000  Ohio State Highway Improvements                                 26,060
                   Revenue, 5.000%, 2/15/17
          400,000  Ohio State Infrastructure                                      418,604
                   Improvement Refunding, G.O., Series
                    R, 5.250%, 8/1/12
          150,000  Ohio State Parks & Recreation                                  158,483
                   Revenue, Series II-A, (FSA Ins),
                   5.000%, 12/1/17
          275,000  Ohio State Public Facilities                                   290,089
                   Revenue, Series II-A, 5.200%,
                   6/1/12
          100,000  Ohio State Turnpike Commission                                 104,432
                   Revenue, Series B, (FGIC Ins),
                   5.250%, 2/15/12
          100,000  Ohio State University Cultural &                               106,400
                   Sports Capital Facilities Refunding
                   Revenue, Series A (FSA Ins),
                   5.000%, 4/1/17

          100,000  Ohio State University General                                  105,700
                   Receipts Revenue, Series A, 5.125%,
                    12/1/11
           30,000  Ohio State Water Development                                    32,134
                   Authority Refunding Revenue,
                   5.250%, 6/1/11
          445,000  Ohio State Water Development                                   462,190
                   Authority Revenue, Public
                   Improvements, (FSA Ins), 5.000%,
                   6/1/14

          210,000  Ohio State Water Development                                   219,643
                   Authority, Community Assistance,
                   (AMBAC Ins), 5.250%, 12/1/17
          350,000  Ohio State Water Development                                   373,821
                   Authority, Pollution Control Revenue,
                   5.000%, 6/1/13
          685,000  Ohio State, Public Improvements,                               720,045
                   Series A, G.O., 5.000%, 3/1/18
          250,000  Plain, OH, Local School District,                              273,260
                   G.O., (FGIC Ins), 5.700%, 12/1/14
          100,000  Portage County, OH, Public                                     104,476
                   Improvements, G.O., (MBIA Ins),
                   5.250%, 12/1/17
          100,000  River Valley, OH, Local School                                 106,575
                   District, G.O., (FSA Ins), 5.250%,
                   11/1/16
        1,040,000  Shaker Heights, OH, Urban Renewal                            1,095,327
                    Refunding, G.O., (AMBAC Ins),
                   5.000%, 12/1/17
          200,000  Sidney, OH, City School District,                              213,374
                   G.O., (FGIC Ins), 5.000%, 12/1/12
          730,000  Southwest Licking County, OH,                                  773,544
                   Local School District, G.O., (AMBAC
                   Ins), 5.000%, 12/1/19
        1,000,000  Springfield, OH, City School District,                       1,053,199
                    G.O., (FGIC Ins), 5.000%, 12/1/17
          130,000  Springfield, OH, G.O., (FGIC Ins),                             138,557
                   5.500%, 12/1/17
          145,000  Strasburg Franklin, OH, Local School                           144,994
                    District, G.O., (AMBAC Ins), 4.000%,
                    12/1/14
           55,000  Strongsville, OH, G.O., 6.700%,                                 57,170
                   12/1/11
          325,000  Strongsville, OH, Library                                      340,451
                   Improvements, G.O., (FGIC Ins),
                   5.000%, 12/1/15
          235,000  Swanton, OH, Local School Disctrict,                           246,539
                    School Improvement, G.O.,  (FGIC
                   Ins), 4.900%, 12/1/15
          500,000  Teays Valley, OH, Local School                                 530,500
                   District, School Facilities Construction
                    & Improvement, G.O., (FGIC Ins),
                   5.150%, 12/1/14

          315,000  Toledo, OH, Sewer System                                       335,872
                   Revenue, 5.250%, 11/15/13
          700,000  Toledo, OH, Waterworks Revenue                                 743,309
                   (MBIA Ins), 5.000%, 11/15/19
          500,000  Troy, OH, Capital Facilities, G.O.,                            536,999
                   6.250%, 12/1/11
          350,000  Trumbull County, OH, Public                                    376,625
                   Improvements Refunding, G.O.,
                   (MBIA Ins), 5.125%, 12/1/13
          655,000  Twinsburg, OH, Recreational                                    706,188
                   Facilities Improvements, G.O., (FGIC
                    Ins), 5.500%, 12/1/17
          100,000  University of Akron, OH, General                               103,082
                   Receipts Revenue, (AMBAC Ins),
                   5.125%, 1/1/11
        1,000,000  University of Cincinnati, OH,                                1,072,020
                   Certificate Participation, (MBIA Ins),
                   5.000%, 6/1/15
          500,000  University of Cincinnati, OH,                                  531,835
                   Certificate Participation, University
                   Center Project, (MBIA Ins), 5.100%,
                   6/1/11

          300,000  University of Cincinnati, OH,                                  317,835
                   General Receipts Revenue, Series A,
                   (AMBAC Ins), 5.000%, 6/1/19
           50,000  Warren County, OH, Waterworks                                   53,367
                   Refunding Revenue, (FSA Ins),
                   5.000%, 12/1/15
          650,000  Washington Court House, OH,                                    692,484
                   School Improvements, G.O. (FGIC
                   Ins), 5.000%, 12/1/19
          500,000  Westlake, OH, Refunding &                                      526,885
                   Improvement, G.O., 5.350%,
                   12/1/10
          165,000  Whitehall, OH, Public                                          170,366
                   Improvements, G.O., (AMBAC Ins),
                   4.950%, 12/1/10

Total Municipal Bonds (Cost $49,939,243)                                       50,039,478
                                                                               ----------

Cash Equivalent  (0.2%):
          108,123  Fidelity Institutional Tax-Exempt Fund                         108,123
                                                                                  -------


Total Cash Equivalent (Cost $108,123)                                             108,123
                                                                                  -------


Total Investments (Cost $50,047,366) (a)   -   98.5%                           50,147,601
Other Assets in Excess of Liabilities   -   1.5%                                  753,844
                                                                               ----------

NET ASSETS   -   100.0%                                                $       50,901,445
                                                                               ==========
------------
See Notes to Portfolio of Investments.

Huntington Short/Intermediate Fixed Income Securities Fund
Portfolio of Investments                                                   March 31, 2006
(Unaudited)


        Principal  Security
         Amount   Description                                                      Value

Corporate Bonds  (57.8%):
Banks  (6.8%):
       $3,000,000  KeyCorp., 4.700%, 5/21/09                           $        2,955,894
        2,068,182  Marshall & Ilsley Bank, 2.900%,                              1,985,827
                   8/18/09
        3,000,000  National City Bank, 4.250%,                                  2,883,894
                                                                                ---------

                   1/29/10
                                                                                7,825,615
                                                                               ----------
Consumer Discretionary  (8.2%):
        3,000,000  Centex Corp., 4.750%, 1/15/08                                2,957,961
        1,495,000  Harman International Industries,                             1,506,250
                   Inc., 7.125%, 2/15/07
        2,000,000  Metropolitan Life Global Funding,                            1,947,256
                   4.250%, 7/30/09 (c)
        1,000,000  Nordstrom, Inc., 5.625%, 1/15/09                             1,004,873
        1,000,000  The Stanley Works, 3.500%,                                     973,476
                   11/1/07
        1,000,000  Viacom, Inc., 5.625%, 5/1/07                                   999,407
                                                                                  -------
                                                                                9,389,223
Consumer Staples  (3.9%):
        3,000,000  Earthgrains Co., 6.500%, 4/15/09                             3,042,963
        1,500,000  Fortune Brands, Inc., 2.875%,                                1,476,041
                                                                                ---------
                   12/1/06
                                                                                4,519,004
                                                                               ----------
Energy  (7.8%):
        2,000,000  Anadarko Petroleum Corp., 3.250%,                            1,916,372
                   5/1/08
        2,000,000  Burlington Resources, Inc., 5.600%,                          2,003,646
                   12/1/06
        3,000,000  Chevron Phillips Chemical Co.,                               2,986,239
                   5.375%, 6/15/07
        2,000,000  Marathon Oil Corp., 5.375%, 6/1/07                           2,001,036
                                                                                ---------
                                                                                8,907,293
                                                                               ----------
Financials  (17.6%):
        3,000,000  AIG International Lease Finance                              2,949,759
                   Corp., 4.500%, 5/1/08
        2,000,000  Caterpillar Financial Services Corp.,                        1,970,856
                   5.050%, 12/1/10
        3,000,000  Countrywide Home Loans, Inc.,                                2,870,766
                   3.250%, 5/21/08
        2,000,000  Ford Motor Credit Co., 4.950%,                               1,863,758
                   1/15/08
        3,000,000  General Electric Capital Corp.,                              2,838,537
                   3.750%, 12/15/09
        2,000,000  Goldman Sachs Group, Inc.,                                   1,927,410
                   4.500%, 6/15/10
        3,000,000  HSBC Finance Corp., 4.800%,                                  2,893,065
                   6/15/10
        2,000,000  Merrill Lynch & Co., 4.250%, 2/8/10                          1,920,366
        1,000,000  Prudential Financial Co., 6.375%,                            1,003,509
                                                                                ---------
                   7/23/06 (c)
                                                                               20,238,026
                                                                               ----------
Industrials  (2.5%):
        3,000,000  Union Pacific Corp., 3.875%,                                 2,885,403
                                                                                ---------
                   2/15/09

Materials  (1.7%):
        2,000,000  Monsanto Co., 4.000%, 5/15/08                                1,942,126
                                                                                ---------

Real Estate Investment Trusts  (1.7%):
        2,000,000  Camden Property Trust, 4.375%,                               1,923,684
                                                                                ---------
                   1/15/10

Technology  (1.7%):
        2,000,000  Cisco Systems, Inc., 5.250%,                                 1,982,932
                                                                                ---------
                   2/22/11

Telecommunications  (3.4%):
        2,000,000  Bellsouth Corp., 4.200%, 9/15/09                             1,919,000
        1,000,000  GTE North, Inc., 5.650%, 11/15/08                              996,940
        1,000,000  Verizon Global Funding Corp.,                                1,015,587
                                                                                ---------
                   7.600%, 3/15/07
                                                                                3,931,527
                                                                               ----------
Utilities  (2.5%):
        2,000,000  Alabama Power Co., 3.125%,                                   1,913,898
                   5/1/08
        1,000,000  Baltimore Gas & Electric, 5.250%,                              998,935
                                                                                  -------
                   12/15/06
                                                                                2,912,833
                                                                               ----------
Total Corporate Bonds (Cost $68,553,717)                                       66,457,666
                                                                               ----------

U.S. Government Agencies  (40.5%):
Federal Home Loan Bank  (16.3%):
        3,500,000  4.600%, 4/7/06                                               3,497,317
        2,000,000  2.950%, 9/14/06                                              1,981,450
        3,000,000  3.600%, 2/23/07                                              2,960,235
        3,000,000  3.850%, 1/30/08                                              2,936,121
        2,000,000  3.375%, 2/15/08                                              1,938,886
        1,000,000  3.500%, 12/26/08                                               959,752
        2,500,000  3.875%, 8/14/09                                              2,402,955
        2,000,000  5.375%, 2/23/11                                              1,990,140
                                                                                ---------
                                                                               18,666,856
                                                                               ----------
Federal Home Loan Mortgage Corporation  (18.3%):
        2,000,000  3.050%, 1/19/07                                              1,967,770
        1,000,000  4.260%, 7/19/07                                                989,202
        1,000,000  3.300%, 9/14/07                                                975,001
        1,000,000  3.500%, 3/24/08                                                970,632
        1,500,000  3.500%, 4/28/08                                              1,454,093
        2,000,000  3.650%, 5/7/08                                               1,943,930
        3,000,000  3.600%, 5/22/08                                              2,911,560
        1,000,000  3.875%, 1/12/09                                                968,249
        2,000,000  4.250%, 2/24/10                                              1,931,010
        2,000,000  4.875%, 8/24/10                                              1,968,554
        2,000,000  5.425%, 2/28/11                                              1,995,950
        3,000,000  5.400%, 3/9/11                                               2,977,703
                                                                                ---------
                                                                               21,053,654
                                                                               ----------

Federal National Mortgage Association  (5.9%):
        2,000,000  3.050%, 4/20/07                                              1,955,562
        2,000,000  3.750%, 9/15/08                                              1,940,672
        2,000,000  3.625%, 3/16/09                                              1,919,278
        1,000,000  3.850%, 4/14/09                                                963,873
                                                                                  -------
                                                                                6,779,385
                                                                               ----------
Total U.S. Government Agencies (Cost $47,490,818)                              46,499,895
                                                                               ----------

Cash Equivalent  (0.9%):
        1,035,859  Huntington Money Market Fund, Interfund Shares*              1,035,859
                                                                                ---------


Total Cash Equivalent (Cost $1,035,859)                                         1,035,859
                                                                                ---------


Total Investments (Cost $117,080,394) (a)   -   99.2%                         113,993,420
Other Assets in Excess of Liabilities   -   0.8%                                  878,715
                                                                               ----------

NET ASSETS   -   100.0%                                                $      114,872,135
                                                                              ===========
------------
See Notes to Portfolio of Investments.

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)

(a)
--------------------------------------------------------------------------------



                                                                      Net
                                                                   Unrealized
Fund                 Tax Cost of     Unrealized     Unrealized    Appreciation
                      Securities    Appreciation   Depreciation  (Depreciation)***
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Huntington Florida   $31,193,856         -               -            $ -
Tax-Free Money Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Huntington Money     779,200,617         -               -             -
Market Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Huntington Ohio      165,206,858         -               -             -
Municipal Money
Market Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Huntington U.S.      592,670,660         -               -             -
Treasury Money
Market Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Huntington Dividend  132,347,527     8,073,194      (2,666,663)    5,406,531
Capture Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Huntington Growth    178,278,544    114,806,498     (5,796,217)   109,010,281
Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Huntington Income    195,555,976     54,981,499     (3,316,555)    51,664,944
Equity Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Huntington           168,257,431     61,551,680      (331,538)     61,220,142
International
Equity Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Huntington Macro      29,081,701     5,818,501       (373,753)     5,444,748
100 Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Huntington Mid Corp  121,679,450     66,749,583      (228,119)     66,521,464
America Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Huntington New        78,207,478     33,283,258      (845,000)     32,438,258
Economy Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Huntington Rotating   26,350,809     8,558,779           -         8,558,779
Markets Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Huntington Situs      80,854,058     30,861,064     (1,136,974)    29,724,090
Small Cap Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Huntington Fixed     181,354,427     1,686,867      (3,464,816)   (1,777,949)
Income Securities
Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Huntington           113,003,315      244,469       (2,959,418)   (2,714,949)
Intermediate
Government Income
Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Huntington Michigan   25,736,099      292,639        (196,440)       96,199
Tax-Free Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Huntington Mortgage   83,922,143     3,257,782      (2,190,440)    1,067,342
Securities Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Huntington Ohio       50,047,366      511,913        (411,677)      100,235
Tax-Free Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Huntington           117,080,394         -          (3,086,974)   (3,086,974)
Short/Intermediate
Fixed Income
Securities Fund
--------------------------------------------------------------------------------

***The difference between the book-basis and tax-basis cost of securities is attributable primarily to tax deferral of losses on wash sales.

(b)  Non-income producing security
(c) Rule 144A, Section 4(2) or other security, which is restricted to institutional investors.
(d)  All or part of the security was on loan as of March 31, 2006. * Affiliated

** Variable Rate Demand Notes rates disclosed in effect at March 31, 2006.

The categories of investments are shown as a percentage of net assets.

The following abbreviations are used in the Portfolio of Investments:

ADR- American Depositary Receipt                      GO- General Obligation
AMBAC- American Municipal Bond Assurance Corporation  LOC- Letter of Credit
AMEX- American Stock Exchange                         MBIA- Municipal Bond Insurance Association
BAN- Bank Anticipation Notes                          MSCI- Morgan Stanley Capital International
EAFE- Europe Australasia Far East                     REMIC- Real Estate Mortgage Investment Conduit
EMU- European Monetary Union                          S&P- Standard & Poor's
FGIC- Financial Guaranty Insurance Company            SPDR-  Standard & Poor's Depositary Receipt
FSA- Financial Security Assurance

This report contains the Portfolio of Investments of the funds listed below (individually referred to as a "Fund," or collectively as the "Funds"):

                             Funds                              Investment Share
                                                                 Classes Offered
Huntington Florida Tax-Free Money Fund ("Florida Tax-Free           Trust & A
Money")
Huntington Money Market Fund ("Money Market")                     Trust, A, B &
                                                                    Interfund
Huntington Ohio Municipal Money Market Fund ("Ohio Municipal        Trust & A
Money Market")
Huntington U.S. Treasury Money Market Fund ("U.S. Treasury          Trust & A
Money Market")
Huntington Dividend Capture Fund ("Dividend Capture")              Trust, A & B
Huntington Growth Fund ("Growth")                                  Trust, A & B
Huntington Income Equity Fund ("Income Equity")                    Trust, A & B
Huntington International Equity Fund ("International Equity")      Trust, A & B
Huntington Macro 100 Fund ("Macro 100")                            Trust, A & B
Huntington Mid Corp America Fund ("Mid Corp America")              Trust, A & B
Huntington New Economy Fund ("New Economy")                        Trust, A & B
Huntington Rotating Markets Fund ("Rotating Markets")               Trust & A
Huntington Situs Small Cap Fund ("Situs Small Cap")                Trust, A & B
Huntington Fixed Income Securities Fund ("Fixed Income")           Trust, A & B
Huntington Intermediate Government Income Fund ("Intermediate      Trust, A & B
Government Income")
Huntington Michigan Tax-Free Fund ("Michigan Tax-Free")            Trust, A & B
Huntington Mortgage Securities Fund ("Mortgage Securities")        Trust, A & B
Huntington Ohio Tax-Free Fund ("Ohio Tax-Free")                    Trust, A & B
Huntington Short/Intermediate Fixed Income Securities Fund          Trust & A
("Short/Intermediate Fixed Income")
Each class of shares has exclusive voting rights with respect to matters that affect just that class.


A.    Investment Valuations

The price at which the Funds will offer or redeem Shares is the net asset value ("NAV") per Share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges.

The  Huntington  Funds  (the  "Trust")  calculates  NAV for each of the  Funds
(other than the Money Market Funds) by valuing securities held based on market value. The Trust attempts to stabilize the NAV per share for each of the Money Market Funds at $1.00 per share by valuing its portfolio securities using the amortized cost method, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

In computing NAV, current market value is used to value portfolio securities with respect to which market quotations are readily available. Pursuant to policies approved by the Board of Trustees ("Trustees"), the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities
(including foreign equity securities) traded on a securities exchange or reported on the NASDAQ National Market System at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities not included in the NASDAQ National Market System, equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modification based on significant events, as described below. U.S. government obligations held by Mortgage Securities are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV.

Under certain circumstances, a good faith determination of the fair value of a security or option may be used instead of its current market value, even if the security or option's market price is readily available. In such situations, the Trust's sub-financial administrator may request that the Trust's Pricing Committee, as described herein, to make its own fair value determination.

Securities or options for which market quotations are not readily available are valued at their "fair value." In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund ("good faith fair valuation"). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security at issue (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee's procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

The Funds may use the fair value of a security to calculate its NAV when a market price is not readily available, such as when: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds' investment adviser, Huntington Asset Advisors, Inc. ("Advisor") determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the New York Stock Exchange ("NYSE"), which is when each Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating a Fund's NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. Since International Equity invests primarily in foreign securities, it is most likely to be affected by this fair valuation methodology. Since Situs Small Cap invests some of its assets in foreign securities, it may be affected, although to a lesser extent.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.


B.    Repurchase Agreements

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' Advisor to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C.  When-Issued and Delayed Transactions
The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

D.    Foreign Exchange Contracts
International Equity, Rotating Markets and Situs Small Cap may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. International Equity, Rotating Markets and Situs Small Cap may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchase contracts are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency translations are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At March 31, 2006, International Equity, Rotating Markets and Situs Small Cap had no outstanding foreign currency commitments.

E.    Foreign Currency Translation
Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. International Equity does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F.    Written Options Contracts
Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

The following is a summary of Dividend Capture's written option activity for the quarter ended March 31, 2006:

-----------------------------------------------------------------------------

                                                Number of
Contracts                                       Contracts         Premium
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Outstanding at 12/31/2005                           90           $ 21,079
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Options written                                    257            43,898
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Options expired                                     -                -
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Options closed                                     (57)          (17,498)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Options exercised                                   -                -
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Outstanding at 03/31/2006                          290           $ 47,479
-----------------------------------------------------------------------------

At March 31, 2006, Dividend Capture had the following outstanding options:

WRITTEN OPTION CONTRACTS
-------------------------------------------------------------------------------------------------------


                                                                                          Unrealized
                                          Expiration                   Number            Appreciation
Contracts                        Type        Date     Exercise Price   of       Fair     (Depreciation)
                                                                      Contracts Value
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
J.C.Penney Co.,Inc.              Call     May 2006          60           200     34,500    $(8,100)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Morgan Stanley                   Call     July 2006         65            90     23,850     (2,771)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS                                    $(10,871)
-------------------------------------------------------------------------------------------------------

The following is a summary of Income Equity's written option activity for the quarter ended March 31, 2006:

-------------------------------------------------------------------------------
                                             Number of
Contracts                                    Contracts           Premium
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Outstanding at 12/31/2005                      16,618          $ 3,376,100
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Options written                                11,279           2,255,512
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Options expired                               (4,804)           (307,301)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Options closed                                (14,765)         (3,879,541)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Options exercised                                -                  -
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Outstanding at 03/31/2006                      8,328
                                                               $ 1,444,770
-------------------------------------------------------------------------------

At March 31, 2006, Income Equity had the following outstanding options:

WRITTEN OPTION CONTRACTS

-------------------------------------------------------------------------------------------------



                                                                Number                Unrealized
                                           Expiration  Exercise of        Fair Value  Appreciation
Contracts                        Type         Date      Price   Contracts             (Depreciation)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Apache Corp.                     Call      July 2006     70       300      81,750      $(153)

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
AT&T, Inc.                       Call      July 2006    27.5      540      33,750      24,482

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
ChevronTexaco Corp.              Call      June 2006     60      1036     126,910     (7,504)

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
ConocoPhillips                   Call     August 2006    65      1178     412,300    (74,224)

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Fortune Corp.                    Call      June 2006     85       270      25,650      16,625

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Merck & Co., Inc.                Call      April 2006   37.5     1602      32,040      30,436

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.       Call     August 2006    95       690     420,900     (18,025)

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Progress Energy, Inc.            Call      April 2006    45       703      12,302      92,159

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Texas Instruments, Inc.          Call      July 2006    37.5      705      37,012      19,097

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Verizon Communications, Inc.     Call      April 2006    35       351       4,388      12,811

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
VF Corp.                         Call       May 2006     55       230      66,700      15,407

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
VF Corp.                         Call       May 2006     60       129       5,160       8,271

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Wachovia Corp.                   Call      July 2006     60       594      35,640      30,886

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
 NET UNREALIZED APPRECIATION ON WRITTEN OPTION
                   CONTRACTS                                                         $ 150,268
-------------------------------------------------------------------------------------------------

The following is a summary of Mortgage Securities' written option activity for the quarter ended March 31, 2006:

--------------------------------------------------------------------------------



Contracts                                         Number of         Premium
                                                  Contracts
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Outstanding at 12/31/2005                            164           $ 19,537
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Options written                                       -                -
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Options expired                                     (100)           (5,400)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Options closed                                        -                -
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Options exercised                                   (64)           (14,137)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Outstanding at 03/31/2006                             -
                                                                      $ -
--------------------------------------------------------------------------------

At March 31, 2006, Mortgage Securities' had no outstanding options.

G.  Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets (33 1/3% for Dividend Capture, International Equity, Macro 100, Mid Corp America, New Economy, Rotating Markets and Situs Small Cap, 5% for Michigan Tax-Free, and 20% for the remaining Funds) on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash or U.S. government obligations at least equal to 100% of the value of the securities on loan for Dividend Capture, International Equity, Macro 100, Mid Corp America, New Economy, Rotating Markets and Situs Small Cap and at least equal to 102% of the value of the securities on loan for the remaining Funds. Information on the investment of cash collateral is shown in the Portfolio of Investments. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds retain a portion of the interest received on investment of collateral. Collateral is marked to market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time, and therefore are not considered to be illiquid investments. Prior to February 1, 2006, Boston Global Advisors served as sub-custodian for the securities lending program. BGA received a sub-custody fee based on the value of collateral received from borrowers. In addition, The Huntington National Bank, ("Huntington"), as custodian of each of the Funds except International Equity, received a monthly fee from BGA to offset certain transaction costs incurred by the custodian. On February 1, 2006, PFPC Trust Co. ("PFPC") began serving as sub-custodian of the securities lending program. PFPC retained a portion of the earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowers with respect to securities loans. As of March 31, 2006, the following Funds had securities with the following market values on loan:

              Fund                  Market Value of Loaned     Market Value of
                                          Securities             Collateral*
------------------------------------------------------------------------------
Dividend Capture                          $ 9,899,783            $ 10,253,190
Growth                                    33,359,285              34,571,043
Income Equity                             36,473,520              37,868,187
Mid Corp America                          21,882,909              22,750,877
New Economy                                9,192,651              9,487,583
Situs Small Cap                           12,493,756              12,863,375
Fixed Income                               8,705,465              8,906,250
Intermediate Government Income             1,015,282              1,035,000
Mortgage Securities                         384,549                396,558

*Includes securities and cash collateral.

H. Restricted Securities
Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds' restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Trust's Pricing Committee.

I.  Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of NAV on the business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.


Item 2. Controls and Procedures.
(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report, on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.
                                  SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Huntington Funds

By (Signature and Title)



               /s/Charles L. Davis, Jr.,
               Charles L. Davis, Jr., Chief Executive Officer and Principal Executive Officer

Date    May 30, 2006



      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)



               /s/Charles L. Davis, Jr.,
               Charles L. Davis, Jr., Chief Executive Officer and Principal Executive Officer

Date    May 30, 2006


By (Signature and Title)


                /s/Christopher E. Sabato
                Christopher  E. Sabato,  Treasurer and  Principal  Financial
                Officer

Date    May 30, 2006